As filed with the Securities and Exchange Commission on September 2, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

SYNTAX ETF TRUST

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor

New York, NY 10006

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 880-0200

Carly Arison, One Liberty Plaza, 46th Floor New York, NY 10006

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriarty

Counsel to the Trust

Chapman & Cutler LLP

1270 Avenue of the Americas, 30th Floor

New York, New York 10020

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

SEMI-ANNUAL REPORT
Syntax Stratified LargeCap ETF
Syntax Stratified MidCap ETF
Syntax Stratified SmallCap ETF
Syntax Stratified U.S. Total Market ETF
Syntax Stratified U.S. Total Market Hedged ETF
June 30, 2021
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Fund’s website (www.syntaxadvisors.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Syntax ETF Trust
Semi-Annual Report
June 30, 2021
(Unaudited)
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Syntax Stratified LargeCap ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
3M Co.	833	$165,459
A O Smith Corp.	1,845	132,951
Abbott Laboratories	583	67,587
AbbVie, Inc.	1,958	220,549
ABIOMED, Inc.(a)	287	89,576
Accenture PLC, Class A	400	117,916
Activision Blizzard, Inc.	3,469	331,081
Adobe, Inc.(a)	1,252	733,221
Advance Auto Parts, Inc.	769	157,753
Advanced Micro Devices, Inc.(a)	1,403	131,784
AES Corp.	19,706	513,735
Aflac, Inc.	2,593	139,140
Agilent Technologies, Inc.	1,012	149,584
Air Products and Chemicals, Inc.	167	48,043
Akamai Technologies, Inc.(a)	2,876	335,342
Alaska Air Group, Inc.(a)	2,342	141,246
Albemarle Corp.	287	48,348
Alexandria Real Estate Equities, Inc., REIT	587	106,799
Alexion Pharmaceuticals, Inc.(a)	1,246	228,903
Align Technology, Inc.(a)	219	133,809
Allegion PLC	510	71,043
Alliant Energy Corp.	1,458	81,298
Allstate Corp.	1,294	168,789
Alphabet, Inc., Class A(a)	101	246,621
Alphabet, Inc., Class C(a)	101	253,138
Altria Group, Inc.	7,682	366,278
Amazon.com, Inc.(a)	45	154,807
Amcor PLC	6,936	79,487
Ameren Corp.	992	79,400
American Airlines Group, Inc.(a)	6,508	138,035
American Electric Power Co., Inc.	3,009	254,531
American Express Co.	283	46,760
American International Group, Inc.	4,884	232,478
American Tower Corp., REIT	221	59,701
American Water Works Co., Inc.	2,123	327,218
Ameriprise Financial, Inc.	429	106,770
AmerisourceBergen Corp.	2,126	243,406
AMETEK, Inc.	635	84,772
Amgen, Inc.	936	228,150
Amphenol Corp., Class A	4,476	306,203
Analog Devices, Inc.	1,357	233,621
ANSYS, Inc.(a)	1,350	468,531
Anthem, Inc.	707	269,933
Aon PLC, Class A	181	43,216
APA Corp.	2,805	60,672
Apple, Inc.	4,010	549,210
Applied Materials, Inc.	1,242	176,861
Aptiv PLC(a)	2,440	383,885
Archer-Daniels-Midland Co.	7,729	468,377
Arista Networks, Inc.(a)	702	254,342
Arthur J Gallagher & Co.	309	43,285
Security Description	Shares	Value
Assurant, Inc.	1,049	$163,833
AT&T, Inc.	8,694	250,213
Atmos Energy Corp.	3,345	321,488
Autodesk, Inc.(a)	1,640	478,716
Automatic Data Processing, Inc.	760	150,951
AutoZone, Inc.(a)	112	167,129
AvalonBay Communities, Inc., REIT	686	143,161
Avery Dennison Corp.	291	61,180
Baker Hughes Co.	9,840	225,041
Ball Corp.	1,047	84,828
Bank of America Corp.	3,037	125,216
Bank of New York Mellon Corp.	2,230	114,243
Baxter International, Inc.	631	50,796
Becton Dickinson and Co.	217	52,772
Berkshire Hathaway, Inc., Class B(a)	1,774	493,030
Best Buy Co., Inc.	2,235	256,980
Biogen, Inc.(a)	578	200,144
Bio-Rad Laboratories, Inc., Class A(a)	218	140,455
BlackRock, Inc.	124	108,496
Boeing Co.(a)	693	166,015
Booking Holdings, Inc.(a)	106	231,938
BorgWarner, Inc.	7,223	350,604
Boston Properties, Inc., REIT	929	106,454
Boston Scientific Corp.(a)	1,462	62,515
Bristol-Myers Squibb Co.	3,366	224,916
Broadcom, Inc.	481	229,360
Broadridge Financial Solutions, Inc.	697	112,586
Brown-Forman Corp., Class B	3,370	252,548
Cabot Oil & Gas Corp.	14,756	257,640
Cadence Design Systems, Inc.(a)	2,640	361,205
Caesars Entertainment, Inc.(a)	610	63,287
Campbell Soup Co.	4,736	215,914
Capital One Financial Corp.	2,120	327,943
Cardinal Health, Inc.	4,302	245,601
CarMax, Inc.(a)	1,308	168,928
Carnival Corp.(a)	2,820	74,335
Carrier Global Corp.	1,501	72,949
Catalent, Inc.(a)	2,074	224,241
Caterpillar, Inc.	768	167,140
Cboe Global Markets, Inc.	404	48,096
CBRE Group, Inc., Class A(a)	515	44,151
CDW Corp.	649	113,348
Celanese Corp.	419	63,520
Centene Corp.(a)	3,839	279,978
CenterPoint Energy, Inc.	9,746	238,972
Cerner Corp.	1,401	109,502
CF Industries Holdings, Inc.	1,568	80,674
CH Robinson Worldwide, Inc.	841	78,776
Charles River Laboratories International, Inc.(a)	415	153,517
Charles Schwab Corp.	3,460	251,923
Charter Communications, Inc., Class A(a)	490	353,510

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Chevron Corp.	7,090	$742,607
Chipotle Mexican Grill, Inc.(a)	370	573,626
Chubb Ltd.	1,228	195,178
Church & Dwight Co., Inc.	6,018	512,854
Cigna Corp.	1,125	266,704
Cincinnati Financial Corp.	1,670	194,755
Cintas Corp.	539	205,898
Cisco Systems, Inc.	4,642	246,026
Citigroup, Inc.	1,661	117,516
Citizens Financial Group, Inc.	1,166	53,484
Citrix Systems, Inc.	1,251	146,705
Clorox Co.	2,895	520,839
CME Group, Inc.	219	46,577
CMS Energy Corp.	1,402	82,830
Coca-Cola Co.	6,820	369,030
Cognizant Technology Solutions Corp., Class A	1,591	110,193
Colgate-Palmolive Co.	6,110	497,048
Comcast Corp., Class A	5,990	341,550
Comerica, Inc.	2,769	197,540
Conagra Brands, Inc.	5,847	212,714
ConocoPhillips	1,063	64,737
Consolidated Edison, Inc.	3,299	236,604
Constellation Brands, Inc., Class A	1,068	249,795
Cooper Companies, Inc.	343	135,921
Copart, Inc.(a)	1,820	239,931
Corning, Inc.	7,077	289,449
Corteva, Inc.	1,887	83,688
Costco Wholesale Corp.	2,005	793,318
Crown Castle International Corp., REIT	291	56,774
CSX Corp.	1,959	62,845
Cummins, Inc.	286	69,730
CVS Health Corp.	7,961	664,266
Danaher Corp.	522	140,084
Darden Restaurants, Inc.	3,664	534,907
DaVita, Inc.(a)	934	112,482
Deere & Co.	491	173,181
Delta Air Lines, Inc.(a)	3,278	141,806
DENTSPLY SIRONA, Inc.	774	48,963
Devon Energy Corp.	8,693	253,749
Dexcom, Inc.(a)	313	133,651
Diamondback Energy, Inc.	726	68,164
Digital Realty Trust, Inc., REIT	2,103	316,417
Discover Financial Services	2,767	327,308
Discovery, Inc., Class A(a)	3,292	100,999
Discovery, Inc., Class C(a)	3,512	101,778
DISH Network Corp., Class A(a)	6,348	265,346
Dollar General Corp.	817	176,791
Dollar Tree, Inc.(a)	1,691	168,254
Dominion Energy, Inc.	3,301	242,855
Domino's Pizza, Inc.	1,125	524,801
Dover Corp.	1,122	168,973
Security Description	Shares	Value
Dow, Inc.	1,004	$63,533
DR Horton, Inc.	2,878	260,085
DTE Energy Co.	1,835	237,816
Duke Energy Corp.	830	81,938
Duke Realty Corp., REIT	1,142	54,074
DuPont de Nemours, Inc.	590	45,672
DXC Technology Co.(a)	2,730	106,306
Eastman Chemical Co.	394	46,000
Eaton Corp. PLC	2,082	308,511
eBay, Inc.	2,248	157,832
Ecolab, Inc.	228	46,961
Edison International	4,410	254,986
Edwards Lifesciences Corp.(a)	640	66,285
Electronic Arts, Inc.	2,315	332,966
Eli Lilly & Co.	1,008	231,356
Emerson Electric Co.	338	32,529
Enphase Energy, Inc.(a)	2,077	381,400
Entergy Corp.	2,345	233,796
EOG Resources, Inc.	755	62,997
Equifax, Inc.	294	70,416
Equinix, Inc., REIT	418	335,487
Equity Residential, REIT	1,811	139,447
Essex Property Trust, Inc., REIT	467	140,105
Estee Lauder Companies, Inc., Class A	1,704	542,008
Etsy, Inc.(a)	905	186,285
Everest Re Group Ltd.	809	203,876
Evergy, Inc.	1,333	80,553
Eversource Energy	1,019	81,765
Exelon Corp.	10,872	481,738
Expedia Group, Inc.(a)	1,308	214,133
Expeditors International of Washington, Inc.	666	84,316
Extra Space Storage, Inc., REIT	925	151,533
Exxon Mobil Corp.	12,319	777,083
F5 Networks, Inc.(a)	1,318	246,018
Facebook, Inc., Class A(a)	1,364	474,276
Fastenal Co.	2,060	107,120
Federal Realty Investment Trust, REIT	545	63,858
FedEx Corp.	291	86,814
Fidelity National Information Services, Inc.	398	56,385
Fifth Third Bancorp	1,383	52,872
First Republic Bank	1,069	200,085
FirstEnergy Corp.	6,571	244,507
Fiserv, Inc.(a)	520	55,583
FleetCor Technologies, Inc.(a)	171	43,786
FMC Corp.	711	76,930
Ford Motor Co.(a)	16,705	248,236
Fortinet, Inc.(a)	655	156,014
Fortive Corp.	455	31,732
Fortune Brands Home & Security, Inc.	1,294	128,895
Fox Corp., Class A	2,675	99,323
Fox Corp., Class B	2,801	98,595
Franklin Resources, Inc.	3,240	103,648

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Freeport-McMoRan, Inc.	8,318	$308,681
Gap, Inc.	6,308	212,264
Garmin Ltd.	3,532	510,868
Gartner, Inc.(a)	483	116,983
Generac Holdings, Inc.(a)	194	80,539
General Dynamics Corp.	889	167,363
General Electric Co.	12,410	167,039
General Mills, Inc.	3,489	212,585
General Motors Co.(a)	4,141	245,023
Genuine Parts Co.	839	106,108
Gilead Sciences, Inc.	3,300	227,238
Global Payments, Inc.	236	44,259
Globe Life, Inc.	1,404	133,731
Goldman Sachs Group, Inc.	665	252,387
Halliburton Co.	10,609	245,280
Hanesbrands, Inc.	10,458	195,251
Hartford Financial Services Group, Inc.	3,925	243,232
Hasbro, Inc.	1,960	185,259
HCA Healthcare, Inc.	1,065	220,178
Healthpeak Properties, Inc., REIT	6,506	216,585
Henry Schein, Inc.(a)	3,235	240,005
Hershey Co.	1,100	191,598
Hess Corp.	710	61,997
Hewlett Packard Enterprise Co.	16,036	233,805
Hilton Worldwide Holdings, Inc.(a)	880	106,146
Hologic, Inc.(a)	2,012	134,241
Home Depot, Inc.	820	261,490
Honeywell International, Inc.	759	166,487
Hormel Foods Corp.	10,447	498,844
Host Hotels & Resorts, Inc., REIT(a)	6,321	108,026
Howmet Aerospace, Inc.(a)	1,948	67,148
HP, Inc.	16,958	511,962
Humana, Inc.	649	287,325
Huntington Bancshares, Inc.	3,912	55,824
Huntington Ingalls Industries, Inc.	584	123,078
IDEX Corp.	872	191,884
IDEXX Laboratories, Inc.(a)	224	141,467
IHS Markit Ltd.	1,048	118,068
Illinois Tool Works, Inc.	726	162,305
Illumina, Inc.(a)	312	147,642
Incyte Corp.(a)	2,758	232,031
Ingersoll Rand, Inc.(a)	3,986	194,557
Intel Corp.	1,957	109,866
Intercontinental Exchange, Inc.	405	48,074
International Business Machines Corp.	754	110,529
International Flavors & Fragrances, Inc.	338	50,497
International Paper Co.	1,003	61,494
Interpublic Group of Companies, Inc.	3,297	107,120
Intuit, Inc.	314	153,913
Intuitive Surgical, Inc.(a)	104	95,643
Invesco Ltd.	3,863	103,258
IPG Photonics Corp.(a)	162	34,145
Security Description	Shares	Value
IQVIA Holdings, Inc.(a)	598	$144,907
Iron Mountain, Inc., REIT	1,210	51,207
J M Smucker Co.	1,598	207,053
Jack Henry & Associates, Inc.	351	57,392
Jacobs Engineering Group, Inc.	2,725	363,569
JB Hunt Transport Services, Inc.	521	84,897
Johnson & Johnson	1,370	225,694
Johnson Controls International PLC	1,043	71,581
JPMorgan Chase & Co.	806	125,365
Juniper Networks, Inc.	8,879	242,841
Kansas City Southern	223	63,192
Kellogg Co.	2,940	189,130
KeyCorp	2,568	53,029
Keysight Technologies, Inc.(a)	582	89,867
Kimberly-Clark Corp.	3,937	526,692
Kimco Realty Corp., REIT	3,054	63,676
Kinder Morgan, Inc.	17,765	323,856
KLA Corp.	532	172,480
Kraft Heinz Co.	5,026	204,960
Kroger Co.	19,750	756,622
L Brands, Inc.	3,054	220,071
L3Harris Technologies, Inc.	579	125,151
Laboratory Corp. of America Holdings(a)	432	119,167
Lam Research Corp.	256	166,579
Lamb Weston Holdings, Inc.	2,605	210,119
Las Vegas Sands Corp.(a)	1,230	64,809
Leggett & Platt, Inc.	2,343	121,391
Leidos Holdings, Inc.	1,062	107,368
Lennar Corp., Class A	2,757	273,908
Lincoln National Corp.	2,161	135,797
Linde PLC	172	49,725
Live Nation Entertainment, Inc.(a)	982	86,013
LKQ Corp.(a)	3,065	150,859
Lockheed Martin Corp.	335	126,747
Loews Corp.	9,074	495,894
Lowe's Companies, Inc.	1,343	260,502
Lumen Technologies, Inc.	22,582	306,889
LyondellBasell Industries N.V., Class A	609	62,648
M&T Bank Corp.	361	52,457
Marathon Oil Corp.	4,712	64,177
Marathon Petroleum Corp.	8,079	488,133
MarketAxess Holdings, Inc.	108	50,068
Marriott International, Inc., Class A(a)	783	106,895
Marsh & McLennan Companies, Inc.	335	47,128
Martin Marietta Materials, Inc.	478	168,165
Masco Corp.	2,174	128,070
Mastercard, Inc., Class A	123	44,906
Maxim Integrated Products, Inc.	2,187	230,422
McCormick & Co., Inc.	2,466	217,797
McDonald's Corp.	2,162	499,400
McKesson Corp.	1,300	248,612
Medtronic PLC	518	64,299

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Merck & Co., Inc.	2,986	$232,221
MetLife, Inc.	2,285	136,757
Mettler-Toledo International, Inc.(a)	18	24,936
MGM Resorts International	1,561	66,577
Microchip Technology, Inc.	730	109,310
Micron Technology, Inc.(a)	1,424	121,012
Microsoft Corp.	2,642	715,718
Mid-America Apartment Communities, Inc., REIT	842	141,810
Mohawk Industries, Inc.(a)	656	126,077
Molson Coors Beverage Co., Class B(a)	4,252	228,290
Mondelez International, Inc., Class A	3,003	187,507
Monolithic Power Systems, Inc.	655	244,610
Monster Beverage Corp.(a)	4,106	375,083
Moody's Corp.	190	68,850
Morgan Stanley	2,774	254,348
Mosaic Co.	2,447	78,084
Motorola Solutions, Inc.	2,407	521,958
MSCI, Inc.	135	71,966
Nasdaq, Inc.	253	44,477
NetApp, Inc.	3,063	250,615
Netflix, Inc.(a)	466	246,146
Newell Brands, Inc.	6,815	187,208
Newmont Corp.	4,843	306,949
News Corp., Class A	3,793	97,746
News Corp., Class B	3,981	96,937
NextEra Energy, Inc.	3,475	254,648
Nielsen Holdings PLC	4,326	106,722
NIKE, Inc., Class B	1,939	299,556
NiSource, Inc.	13,056	319,872
Norfolk Southern Corp.	236	62,637
Northern Trust Corp.	956	110,533
Northrop Grumman Corp.	345	125,383
NortonLifeLock, Inc.	5,274	143,558
Norwegian Cruise Line Holdings Ltd.(a)	2,623	77,142
NOV, Inc.(a)	15,077	230,980
NRG Energy, Inc.	13,668	550,820
Nucor Corp.	3,191	306,113
NVIDIA Corp.	164	131,216
NVR, Inc.(a)	58	288,451
NXP Semiconductors N.V.	1,126	231,641
Occidental Petroleum Corp.	2,233	69,826
Old Dominion Freight Line, Inc.	343	87,053
Omnicom Group, Inc.	1,356	108,466
ONEOK, Inc.	6,188	344,300
Oracle Corp.	1,825	142,058
O'Reilly Automotive, Inc.(a)	289	163,635
Organon & Co.(a)	7,628	230,823
Otis Worldwide Corp.	872	71,303
PACCAR, Inc.	1,836	163,863
Packaging Corp. of America	451	61,074
Parker-Hannifin Corp.	231	70,942
Security Description	Shares	Value
Paychex, Inc.	1,433	$153,761
Paycom Software, Inc.(a)	454	165,015
PayPal Holdings, Inc.(a)	218	63,543
Penn National Gaming, Inc.(a)	817	62,492
Pentair PLC	2,833	191,199
People's United Financial, Inc.	11,151	191,128
PepsiCo, Inc.	1,295	191,880
PerkinElmer, Inc.	998	154,101
Perrigo Co. PLC	4,742	217,421
Pfizer, Inc.	5,632	220,549
Philip Morris International, Inc.	3,879	384,448
Phillips 66	5,609	481,364
Pinnacle West Capital Corp.	963	78,937
Pioneer Natural Resources Co.	398	64,683
PNC Financial Services Group, Inc.	300	57,228
Pool Corp.	248	113,748
PPG Industries, Inc.	392	66,550
PPL Corp.	2,876	80,442
Principal Financial Group, Inc.	2,243	141,735
Procter & Gamble Co.	3,778	509,766
Progressive Corp.	1,821	178,840
Prologis, Inc., REIT	460	54,984
Prudential Financial, Inc.	1,374	140,794
PTC, Inc.(a)	3,315	468,277
Public Service Enterprise Group, Inc.	4,126	246,487
Public Storage, REIT	486	146,135
PulteGroup, Inc.	4,704	256,697
PVH Corp.(a)	1,814	195,168
Qorvo, Inc.(a)	1,238	242,215
QUALCOMM, Inc.	1,691	241,695
Quanta Services, Inc.	4,163	377,043
Quest Diagnostics, Inc.	890	117,453
Ralph Lauren Corp.	1,661	195,682
Raymond James Financial, Inc.	1,945	252,655
Raytheon Technologies Corp.	1,927	164,392
Realty Income Corp., REIT	959	64,004
Regency Centers Corp., REIT	999	64,006
Regeneron Pharmaceuticals, Inc.(a)	424	236,821
Regions Financial Corp.	2,620	52,872
Republic Services, Inc.	1,754	192,958
ResMed, Inc.	586	144,461
Robert Half International, Inc.	1,247	110,946
Rockwell Automation, Inc.	114	32,606
Rollins, Inc.	5,733	196,069
Roper Technologies, Inc.	66	31,033
Ross Stores, Inc.	4,253	527,372
Royal Caribbean Cruises Ltd.(a)	947	80,760
S&P Global, Inc.	172	70,597
salesforce.com, Inc.(a)	634	154,867
SBA Communications Corp., REIT	179	57,047
Schlumberger N.V.	7,304	233,801
Seagate Technology Holdings PLC	2,642	232,311

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sealed Air Corp.	1,458	$86,386
Sempra Energy	597	79,091
ServiceNow, Inc.(a)	303	166,514
Sherwin-Williams Co.	244	66,478
Simon Property Group, Inc., REIT	515	67,197
Skyworks Solutions, Inc.	1,333	255,603
Snap-on, Inc.	811	181,202
Southern Co.	1,337	80,902
Southwest Airlines Co.(a)	2,656	141,007
Stanley Black & Decker, Inc.	940	192,691
Starbucks Corp.	4,537	507,282
State Street Corp.	1,354	111,407
STERIS PLC	422	87,059
Stryker Corp.	488	126,748
SVB Financial Group(a)	359	199,758
Synchrony Financial	6,877	333,672
Synopsys, Inc.(a)	1,295	357,148
Sysco Corp.	9,591	745,700
T Rowe Price Group, Inc.(a)	587	116,208
Take-Two Interactive Software, Inc.(a)	1,826	323,239
Tapestry, Inc.(a)	5,753	250,140
Target Corp.	725	175,261
TE Connectivity Ltd.	2,235	302,194
Teledyne Technologies, Inc.(a)	70	29,318
Teleflex, Inc.	125	50,224
Teradyne, Inc.	1,340	179,506
Tesla, Inc.(a)	417	283,435
Texas Instruments, Inc.	1,199	230,568
Textron, Inc.	2,484	170,825
Thermo Fisher Scientific, Inc.	307	154,872
TJX Companies, Inc.	7,765	523,516
T-Mobile US, Inc.(a)	1,758	254,611
Tractor Supply Co.	592	110,148
Trane Technologies PLC	371	68,316
TransDigm Group, Inc.(a)	110	71,202
Travelers Companies, Inc.	1,312	196,420
Trimble, Inc.(a)	410	33,550
Truist Financial Corp.	987	54,779
Twitter, Inc.(a)	7,498	515,937
Tyler Technologies, Inc.(a)	351	158,782
Tyson Foods, Inc., Class A	6,596	486,521
UDR, Inc., REIT	2,878	140,964
Ulta Beauty, Inc.(a)	756	261,402
Under Armour, Inc., Class A(a)	5,931	125,441
Under Armour, Inc., Class C(a)	6,896	128,059
Union Pacific Corp.	289	63,560
United Airlines Holdings, Inc.(a)	2,712	141,810
United Parcel Service, Inc., Class B	418	86,931
United Rentals, Inc.(a)	359	114,525
UnitedHealth Group, Inc.	690	276,304
Universal Health Services, Inc., Class B	1,413	206,906
Unum Group	4,767	135,383
Security Description	Shares	Value
US Bancorp	956	$54,463
Valero Energy Corp.	6,296	491,592
Ventas, Inc., REIT	3,900	222,690
VeriSign, Inc.(a)	1,539	350,415
Verisk Analytics, Inc.	399	69,713
Verizon Communications, Inc.	4,463	250,062
Vertex Pharmaceuticals, Inc.(a)	1,177	237,319
VF Corp.	3,114	255,473
ViacomCBS, Inc., Class B	4,806	217,231
Viatris, Inc.	14,410	205,919
Visa, Inc., Class A	190	44,426
Vornado Realty Trust, REIT	2,257	105,334
Vulcan Materials Co.	983	171,111
W R Berkley Corp.	2,697	200,738
Walgreens Boots Alliance, Inc.	12,298	646,998
Walmart, Inc.	5,433	766,162
Walt Disney Co.(a)	1,158	203,542
Waste Management, Inc.	1,363	190,970
Waters Corp.(a)	429	148,267
WEC Energy Group, Inc.	922	82,012
Wells Fargo & Co.	2,767	125,317
Welltower, Inc., REIT	1,421	118,085
West Pharmaceutical Services, Inc.	155	55,660
Western Digital Corp.(a)	3,419	243,330
Western Union Co.	6,036	138,647
Westinghouse Air Brake Technologies Corp.	846	69,626
Westrock Co.	1,099	58,489
Weyerhaeuser Co., REIT	4,806	165,423
Whirlpool Corp.	572	124,707
Williams Companies, Inc.	12,235	324,839
Willis Towers Watson PLC	174	40,023
WW Grainger, Inc.	237	103,806
Wynn Resorts Ltd.(a)	536	65,553
Xcel Energy, Inc.	1,227	80,835
Xilinx, Inc.	886	128,151
Xylem, Inc.	1,630	195,535
Yum! Brands, Inc.	4,261	490,143
Zebra Technologies Corp., Class A(a)	172	91,072
Zimmer Biomet Holdings, Inc.	812	130,586
Zions Bancorp NA	3,678	194,419
Zoetis, Inc.	1,242	231,459
TOTAL INVESTMENTS—99.8% (Cost $80,711,913)		97,493,295
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		177,705
NET ASSETS—100.0%		$97,671,000

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

INDUSTRY BREAKDOWN
AS OF June 30, 2021*
INDUSTRY	PERCENTAGE OF NET ASSETS
Business Software for Specific Uses	3.5%
Marketed Pharmaceuticals	3.3
Restaurants	3.2
Food Distributors	3.1
Electric Competitive	3.1
Processed Foods	3.1
Downstream	3.1
End User Hardware	2.1
Operators and Developers	2.1
Telecommunication Networks	2.1
Content Providers	2.0
Commercial Insurance	2.0
Rental	2.0
Upstream Energy	2.0
Consumer Insurance	2.0
Commercial Hardware	2.0
Electric Regulated	2.0
Information and Electrical Components	1.8
Transportation Services	1.7
Non Real Estate Banking	1.6
Home Office and Consumer Equipment Retail	1.6
Diversified Household and Personal Products	1.6
Specialty Services	1.6
Auto Products	1.5
Home Office and Consumer Equipment Manufacture	1.5
Search and Social Networks	1.5
Mechanical Components	1.5
Capital Markets	1.5
Alcohol and Tobacco	1.5
Primary Foods	1.5
Digital Integrated Circuits	1.5
Online Distribution Networks	1.5
Analog and Mixed Signal Integrated Circuits	1.5
Distribution Services	1.5
Semiconductor Services and Equipment	1.4
Healthcare Insurance	1.4
Transaction Services	1.4
Investment Services	1.4
Internet Services	1.4
Healthcare Providers and Facilities	1.4
Management and IT Services	1.4
Drugstores	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.1%
Hospital Equipment	1.1
Medical Research Services and Equipment	1.1
Medical Devices	1.1
Accessories and Footwear	1.1
Apparel Retailers	1.1
Personal Products	1.1
Branded Apparel	1.0
Other Natural Resources	1.0
Industrial Conglomerates	1.0
Midstream	1.0
Healthcare Products Distribution	1.0
Chemicals	1.0
Gas and Water Utilities	1.0
Metals	0.9
Other Pharmaceuticals	0.9
Production Equipment	0.8
Operating Systems and Middleware	0.7
Consumer Paper Products	0.5
Brokers and Dealers	0.5
Real Estate Banking	0.4
Business Software for Specific Industries	0.2
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
Acadia Healthcare Co., Inc.(a)	452	$28,363
ACI Worldwide, Inc.(a)	1,041	38,663
Acuity Brands, Inc.	88	16,459
Adient PLC(a)	188	8,498
Adtalem Global Education, Inc.(a)	389	13,864
AECOM(a)	236	14,944
Affiliated Managers Group, Inc.	168	25,907
AGCO Corp.	234	30,509
Alleghany Corp.(a)	33	22,013
ALLETE, Inc.	372	26,033
Alliance Data Systems Corp.	183	19,067
Amedisys, Inc.(a)	122	29,881
American Campus Communities, Inc.	503	23,500
American Eagle Outfitters, Inc.	976	36,629
American Financial Group, Inc.	139	17,336
Amkor Technology, Inc.	432	10,225
Antero Midstream Corp.	2,186	22,713
Apartment Income REIT Corp.	487	23,098
AptarGroup, Inc.	69	9,718
Arrow Electronics, Inc.(a)	85	9,676
Arrowhead Pharmaceuticals, Inc.(a)	616	51,017
ASGN, Inc.(a)	159	15,412
Ashland Global Holdings, Inc.	92	8,050
Aspen Technology, Inc.(a)	587	80,736
Associated Banc-Corp	250	5,120
AutoNation, Inc.(a)	313	29,676
Avient Corp.	241	11,848
Avis Budget Group, Inc.(a)	326	25,392
Avnet, Inc.	231	9,258
Axon Enterprise, Inc.(a)	197	34,830
BancorpSouth Bank	183	5,184
Bank of Hawaii Corp.	344	28,972
Bank OZK	128	5,396
Belden, Inc.	190	9,608
Bio-Techne Corp.	72	32,419
BJ's Wholesale Club Holdings, Inc.(a)	858	40,824
Black Hills Corp.	329	21,592
Blackbaud, Inc.(a)	240	18,377
Boston Beer Co., Inc., Class A(a)	43	43,894
Boyd Gaming Corp.(a)	326	20,046
Brighthouse Financial, Inc.(a)	1,052	47,908
Brink's Co.	301	23,129
Brixmor Property Group, Inc.	186	4,258
Brooks Automation, Inc.	616	58,693
Brown & Brown, Inc.	521	27,686
Brunswick Corp.	237	23,610
Builders FirstSource, Inc.(a)	382	16,296
Cable One, Inc.	35	66,948
Cabot Corp.	140	7,970
CACI International, Inc., Class A(a)	79	20,154
Callaway Golf Co.(a)	488	16,460
Security Description	Shares	Value
Camden Property Trust	183	$24,279
Capri Holdings Ltd.(a)	599	34,257
Carlisle Companies, Inc.	51	9,760
Carter's, Inc.	317	32,705
Casey's General Stores, Inc.	110	21,410
Cathay General Bancorp	139	5,471
CDK Global, Inc.	767	38,112
Ceridian HCM Holding, Inc.(a)	207	19,855
ChampionX Corp.(a)	1,708	43,810
Chemed Corp.	61	28,945
Chemours Co.	233	8,108
Choice Hotels International, Inc.	80	9,509
Churchill Downs, Inc.	99	19,628
Ciena Corp.(a)	1,392	79,191
Cimarex Energy Co.	319	23,112
Cinemark Holdings, Inc.(a)	1,789	39,269
Cirrus Logic, Inc.(a)	619	52,689
CIT Group, Inc.	156	8,048
Clean Harbors, Inc.(a)	243	22,633
Cleveland-Cliffs, Inc.(a)	716	15,437
CMC Materials, Inc.	400	60,296
CNO Financial Group, Inc.	1,983	46,838
CNX Resources Corp.(a)	1,560	21,310
Cognex Corp.	381	32,023
Coherent, Inc.(a)	232	61,327
Colfax Corp.(a)	527	24,142
Columbia Sportswear Co.	324	31,869
Commerce Bancshares, Inc.	272	20,280
Commercial Metals Co.	528	16,220
CommVault Systems, Inc.(a)	227	17,745
Compass Minerals International, Inc.	262	15,526
Concentrix Corp.(a)	132	21,226
CoreSite Realty Corp.	616	82,914
Corporate Office Properties Trust	151	4,227
Coty, Inc., Class A(a)	8,163	76,242
Cousins Properties, Inc.	112	4,119
Cracker Barrel Old Country Store, Inc.	264	39,193
Crane Co.	130	12,008
Cree, Inc.(a)	109	10,674
Crocs, Inc.(a)	309	36,005
Cullen/Frost Bankers, Inc.	72	8,064
Curtiss-Wright Corp.	97	11,520
CyrusOne, Inc.	1,023	73,165
Dana, Inc.	349	8,292
Darling Ingredients, Inc.(a)	320	21,600
Deckers Outdoor Corp.(a)	101	38,791
Dick's Sporting Goods, Inc.	306	30,658
Donaldson Co., Inc.	328	20,838
Douglas Emmett, Inc.	129	4,337
Dycom Industries, Inc.(a)	193	14,384
Eagle Materials, Inc.	138	19,611
East West Bancorp, Inc.	76	5,448

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
EastGroup Properties, Inc.	58	$9,538
EMCOR Group, Inc.	122	15,029
Emergent BioSolutions, Inc.(a)	858	54,045
Encompass Health Corp.	369	28,793
Energizer Holdings, Inc.	1,650	70,917
EnerSys	240	23,455
Envestnet, Inc.(a)	515	39,068
Envista Holdings Corp.(a)	739	31,932
EPR Properties(a)	83	4,372
EQT Corp.(a)	999	22,238
Equitrans Midstream Corp.	2,405	20,467
Essent Group Ltd.	517	23,239
Essential Utilities, Inc.	472	21,570
Evercore, Inc., Class A	116	16,329
Exelixis, Inc.(a)	2,380	43,364
FactSet Research Systems, Inc.	80	26,849
Fair Isaac Corp.(a)	80	40,214
Federated Hermes, Inc.	838	28,417
First American Financial Corp.	251	15,650
First Financial Bankshares, Inc.	110	5,404
First Horizon Corp.	1,116	19,284
First Industrial Realty Trust, Inc.	191	9,976
First Solar, Inc.(a)	131	11,857
FirstCash, Inc.	246	18,804
Five Below, Inc.(a)	161	31,116
Flowers Foods, Inc.	1,868	45,206
Flowserve Corp.	479	19,313
Fluor Corp.(a)	2,388	42,268
FNB Corp.	431	5,314
Foot Locker, Inc.	539	33,219
Fox Factory Holding Corp.(a)	63	9,807
FTI Consulting, Inc.(a)	119	16,257
Fulton Financial Corp.	330	5,207
GATX Corp.	158	13,978
Genpact Ltd.	447	20,307
Gentex Corp.	672	22,237
Glacier Bancorp, Inc.	96	5,288
Globus Medical, Inc., Class A(a)	452	35,044
Goodyear Tire & Rubber Co.(a)	490	8,404
Graco, Inc.	276	20,893
Graham Holdings Co., Class B	21	13,312
Grand Canyon Education, Inc.(a)	163	14,665
Greif, Inc., Class A	210	12,716
Grocery Outlet Holding Corp.(a)	1,201	41,627
H&R Block, Inc.	1,042	24,466
Haemonetics Corp.(a)	230	15,327
Hain Celestial Group, Inc.(a)	736	29,528
Halozyme Therapeutics, Inc.(a)	1,279	58,079
Hancock Whitney Corp.	173	7,688
Hanover Insurance Group, Inc.	128	17,362
Harley-Davidson, Inc.	487	22,314
Hawaiian Electric Industries, Inc.	585	24,734
Security Description	Shares	Value
Healthcare Realty Trust, Inc.	1,906	$57,561
Healthcare Services Group, Inc.	738	23,299
HealthEquity, Inc.(a)	209	16,820
Helen of Troy Ltd.(a)	323	73,683
Herman Miller, Inc.	335	15,792
Hexcel Corp.(a)	198	12,355
Highwoods Properties, Inc.	93	4,201
Hill-Rom Holdings, Inc.	120	13,631
HollyFrontier Corp.	660	21,714
Home BancShares, Inc.	211	5,207
Hubbell, Inc.	59	11,024
Hudson Pacific Properties, Inc.	151	4,201
IAA, Inc.(a)	567	30,924
ICU Medical, Inc.(a)	66	13,583
IDACORP, Inc.	261	25,448
II-VI, Inc.(a)	148	10,743
Ingevity Corp.(a)	106	8,624
Ingredion, Inc.	243	21,992
Insperity, Inc.	179	16,176
Integra LifeSciences Holdings Corp.(a)	190	12,966
Interactive Brokers Group, Inc., Class A	628	41,278
International Bancshares Corp.	118	5,067
Iridium Communications, Inc.(a)	1,569	62,744
ITT, Inc.	130	11,907
J2 Global, Inc.(a)	634	87,207
Jabil, Inc.	943	54,807
Jack in the Box, Inc.	342	38,113
Janus Henderson Group PLC	698	27,089
Jazz Pharmaceuticals PLC(a)	291	51,693
JBG SMITH Properties	129	4,065
Jefferies Financial Group, Inc.	548	18,742
JetBlue Airways Corp.(a)	1,646	27,620
John Wiley & Sons, Inc., Class A	496	29,849
Jones Lang LaSalle, Inc.(a)	127	24,823
KAR Auction Services, Inc.(a)	1,702	29,870
KB Home	701	28,545
KBR, Inc.	382	14,573
Kemper Corp.	680	50,252
Kennametal, Inc.	668	23,995
Kilroy Realty Corp.	59	4,109
Kinsale Capital Group, Inc.	106	17,466
Kirby Corp.(a)	346	20,981
Knight-Swift Transportation Holdings, Inc.	492	22,366
Kohl's Corp.	609	33,562
Lamar Advertising Co., Class A	41	4,281
Lancaster Colony Corp.	234	45,281
Landstar System, Inc.	142	22,439
Lattice Semiconductor Corp.(a)	958	53,820
Lear Corp.	47	8,238
LendingTree, Inc.(a)	128	27,121
Lennox International, Inc.	48	16,838
LHC Group, Inc.(a)	149	29,839

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Life Storage, Inc.	228	$24,476
Ligand Pharmaceuticals, Inc.(a)	443	58,117
Lincoln Electric Holdings, Inc.	190	25,025
Lithia Motors, Inc., Class A	93	31,959
Littelfuse, Inc.	88	22,422
LivaNova PLC(a)	402	33,812
LiveRamp Holdings, Inc.(a)	437	20,473
Louisiana-Pacific Corp.	174	10,490
Lumentum Holdings, Inc.(a)	1,015	83,260
Macerich Co.	260	4,745
Manhattan Associates, Inc.(a)	127	18,395
ManpowerGroup, Inc.	133	15,815
Marriott Vacations Worldwide Corp.(a)	81	12,903
Masimo Corp.(a)	123	29,821
MasTec, Inc.(a)	133	14,111
Mattel, Inc.(a)	801	16,100
Maximus, Inc.	172	15,131
MDU Resources Group, Inc.	612	19,180
Medical Properties Trust, Inc.	2,819	56,662
Medpace Holdings, Inc.(a)	187	33,030
Mercury General Corp.	807	52,415
Mercury Systems, Inc.(a)	152	10,075
MGIC Investment Corp.	1,697	23,079
Middleby Corp.(a)	145	25,123
Minerals Technologies, Inc.	107	8,418
MKS Instruments, Inc.	345	61,393
Molina Healthcare, Inc.(a)	123	31,126
MSA Safety, Inc.	185	30,632
MSC Industrial Direct Co., Inc., Class A	110	9,870
Murphy Oil Corp.	970	22,582
Murphy USA, Inc.	169	22,540
National Fuel Gas Co.	415	21,684
National Instruments Corp.	1,937	81,896
National Retail Properties, Inc.	90	4,219
National Storage Affiliates Trust	497	25,128
Navient Corp.	1,054	20,374
NCR Corp.(a)	1,717	78,312
Nektar Therapeutics(a)	3,098	53,162
Neogen Corp.(a)	597	27,486
NetScout Systems, Inc.(a)	1,765	50,373
Neurocrine Biosciences, Inc.(a)	552	53,721
New Jersey Resources Corp.	519	20,537
New York Community Bancorp, Inc.	479	5,279
New York Times Co., Class A	739	32,183
NewMarket Corp.	26	8,371
Nordson Corp.	112	24,585
Nordstrom, Inc.(a)	950	34,742
NorthWestern Corp.	402	24,208
Nu Skin Enterprises, Inc., Class A	1,208	68,433
NuVasive, Inc.(a)	499	33,822
nVent Electric PLC	721	22,524
OGE Energy Corp.	742	24,968
Security Description	Shares	Value
Old Republic International Corp.	666	$16,590
Olin Corp.	249	11,519
Ollie's Bargain Outlet Holdings, Inc.(a)	350	29,446
Omega Healthcare Investors, Inc.	1,625	58,971
ONE Gas, Inc.	299	22,162
Oshkosh Corp.	157	19,568
Owens Corning	100	9,790
PacWest Bancorp	127	5,227
Papa John's International, Inc.	401	41,880
Park Hotels & Resorts, Inc.(a)	475	9,790
Patterson Companies, Inc.	370	11,244
Paylocity Holding Corp.(a)	104	19,843
Pebblebrook Hotel Trust	422	9,938
Penumbra, Inc.(a)	47	12,881
Physicians Realty Trust	233	4,304
Pilgrim's Pride Corp.(a)	999	22,158
Pinnacle Financial Partners, Inc.	61	5,386
PNM Resources, Inc.	537	26,190
Polaris, Inc.	175	23,968
Post Holdings, Inc.(a)	267	28,962
PotlatchDeltic Corp.	188	9,992
PRA Health Sciences, Inc.(a)	194	32,051
Primerica, Inc.	301	46,095
PROG Holdings, Inc.	559	26,905
Progyny, Inc.(a)	479	28,261
Prosperity Bancshares, Inc.	72	5,170
PS Business Parks, Inc.	65	9,625
Qualys, Inc.(a)	180	18,124
Quidel Corp.(a)	237	30,364
R1 RCM, Inc.(a)	743	16,524
Rayonier, Inc.	282	10,132
Regal Beloit Corp.	89	11,882
Reinsurance Group of America, Inc.	201	22,914
Reliance Steel & Aluminum Co.	99	14,939
RenaissanceRe Holdings Ltd.	161	23,960
Repligen Corp.(a)	172	34,335
Rexford Industrial Realty, Inc.	172	9,795
RH(a)	23	15,617
RLI Corp.	168	17,571
Royal Gold, Inc.	144	16,430
RPM International, Inc.	134	11,883
Ryder System, Inc.	193	14,346
Sabra Health Care REIT, Inc.	3,403	61,935
Sabre Corp.(a)	5,690	71,011
Sailpoint Technologies Holdings, Inc.(a)	387	19,764
Sanderson Farms, Inc.	141	26,504
Science Applications International Corp.	218	19,125
Scientific Games Corp., Class A(a)	1,082	83,790
Scotts Miracle-Gro Co.	384	73,697
SEI Investments Co.	437	27,081
Selective Insurance Group, Inc.	228	18,502
Semtech Corp.(a)	742	51,050

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sensient Technologies Corp.	98	$8,483
Service Corp. International/US	373	19,989
Signature Bank	20	4,913
Silgan Holdings, Inc.	322	13,363
Silicon Laboratories, Inc.(a)	352	53,944
Simpson Manufacturing Co., Inc.	92	10,160
Six Flags Entertainment Corp.(a)	316	13,676
Skechers USA, Inc., Class A(a)	672	33,486
SL Green Realty Corp.	58	4,640
SLM Corp.	998	20,898
SolarEdge Technologies, Inc.(a)	94	25,979
Sonoco Products Co.	201	13,447
Southwest Gas Holdings, Inc.	342	22,637
Spire, Inc.	305	22,042
Spirit Realty Capital, Inc.	90	4,306
Sprouts Farmers Market, Inc.(a)	1,407	34,964
STAAR Surgical Co.(a)	222	33,855
Steel Dynamics, Inc.	272	16,211
Stericycle, Inc.(a)	309	22,109
Sterling Bancorp	212	5,255
Stifel Financial Corp.	624	40,473
STORE Capital Corp.	128	4,417
Strategic Education, Inc.	192	14,604
Sunrun, Inc.(a)	590	32,910
Synaptics, Inc.(a)	351	54,609
Syneos Health, Inc.(a)	390	34,901
SYNNEX Corp.	81	9,863
Synovus Financial Corp.	119	5,222
Targa Resources Corp.	489	21,736
Taylor Morrison Home Corp.(a)	1,100	29,062
TEGNA, Inc.	2,134	40,034
Telephone and Data Systems, Inc.	2,336	52,934
Tempur Sealy International, Inc.	422	16,538
Tenet Healthcare Corp.(a)	447	29,945
Teradata Corp.(a)	379	18,939
Terex Corp.	424	20,191
Tetra Tech, Inc.	123	15,011
Texas Capital Bancshares, Inc.(a)	449	28,507
Texas Roadhouse, Inc.	416	40,019
Thor Industries, Inc.	200	22,600
Timken Co.	122	9,832
Toll Brothers, Inc.	517	29,888
Tootsie Roll Industries, Inc.	1,326	44,965
TopBuild Corp.(a)	90	17,800
Toro Co.	292	32,085
Travel + Leisure Co.	213	12,663
TreeHouse Foods, Inc.(a)	626	27,870
Trex Co., Inc.(a)	170	17,376
Tri Pointe Homes, Inc.(a)	1,390	29,788
Trinity Industries, Inc.	687	18,473
Security Description	Shares	Value
TripAdvisor, Inc.(a)	1,901	$76,610
Trustmark Corp.	171	5,267
UGI Corp.	483	22,368
UMB Financial Corp.	90	8,375
Umpqua Holdings Corp.	298	5,498
United Bankshares, Inc.	148	5,402
United States Steel Corp.	609	14,616
United Therapeutics Corp.(a)	308	55,258
Univar Solutions, Inc.(a)	372	9,069
Universal Display Corp.	45	10,005
Urban Edge Properties	223	4,259
Urban Outfitters, Inc.(a)	865	35,655
Valley National Bancorp	396	5,318
Valmont Industries, Inc.	41	9,678
Valvoline, Inc.	357	11,588
Viasat, Inc.(a)	1,189	59,260
Vishay Intertechnology, Inc.	441	9,945
Visteon Corp.(a)	183	22,132
Vontier Corp.	879	28,638
Washington Federal, Inc.	929	29,524
Watsco, Inc.	35	10,032
Webster Financial Corp.	537	28,644
Weingarten Realty Investors	133	4,265
Wendy's Co.	1,698	39,767
Werner Enterprises, Inc.	510	22,705
WEX, Inc.(a)	79	15,318
Williams-Sonoma, Inc.	118	18,839
Wingstop, Inc.	272	42,875
Wintrust Financial Corp.	100	7,563
Woodward, Inc.	99	12,165
World Fuel Services Corp.	665	21,100
World Wrestling Entertainment, Inc., Class A	659	38,150
Worthington Industries, Inc.	156	9,544
WW International, Inc.(a)	527	19,046
Wyndham Hotels & Resorts, Inc.	139	10,048
Xerox Holdings Corp.	2,158	50,691
XPO Logistics, Inc.(a)	155	21,683
Yelp, Inc.(a)	2,011	80,360
YETI Holdings, Inc.(a)	177	16,252
TOTAL INVESTMENTS—99.8% (Cost $8,458,155)		10,103,492
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		24,931
NET ASSETS—100.0%		$10,128,423

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

INDUSTRY BREAKDOWN
AS OF June 30, 2021*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.1%
Commercial Hardware	3.7
Marketed Pharmaceuticals	3.6
Business Software for Specific Uses	3.3
Production Equipment	3.1
Information and Electrical Components	2.4
Consumer Insurance	2.4
Internet Services	2.4
Restaurants	2.4
Home Office and Consumer Equipment Manufacture	2.4
Commercial Insurance	2.4
Rental	2.3
Content Providers	2.3
Operators and Developers	2.3
Real Estate Banking	2.3
Processed Foods	2.2
Telecommunication Networks	1.8
Semiconductor Services and Equipment	1.8
Auto Products	1.8
Specialty Services	1.8
Chemicals	1.8
Transportation Services	1.7
Upstream Energy	1.7
Distribution Services	1.7
Gas and Water Utilities	1.7
Medical Devices	1.7
Mechanical Components	1.6
Medical Research Services and Equipment	1.6
Management and IT Services	1.6
Investment Services	1.6
Transaction Services	1.6
Non Real Estate Banking	1.6
Analog and Mixed Signal Integrated Circuits	1.6
Search and Social Networks	1.6
Business Software for Specific Industries	1.5
Hospital Equipment	1.5
Home Office and Consumer Equipment Retail	1.5
Personal Products	1.4
Household Products	1.4
Accessories and Footwear	1.4
Apparel Retailers	1.4
Electric Regulated	1.2
Other Natural Resources	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Food Distributors	1.2%
Metals	1.1
Digital Integrated Circuits	1.1
Branded Apparel	1.0
Primary Foods	0.9
Downstream	0.9
Midstream	0.9
Brokers and Dealers	0.8
Online Distribution Networks	0.7
Healthcare Insurance	0.6
Electric Competitive	0.6
Other Pharmaceuticals	0.6
Contract Electronics Services	0.5
Transport Aerospace and Defense Equipment	0.5
Clinical Stage Pharmaceuticals	0.5
End User Hardware	0.5
Alcohol and Tobacco	0.4
Consumer Services	0.4
Industrial Conglomerates	0.1
Healthcare Products Distribution	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.9%
3D Systems Corp.(a)	1,391	$55,598
8x8, Inc.(a)	2,290	63,570
AAON, Inc.	304	19,027
AAR Corp.(a)	505	19,569
Aaron's Co., Inc.	1,261	40,339
Abercrombie & Fitch Co., Class A(a)	537	24,933
ABM Industries, Inc.	952	42,221
Acadia Realty Trust, REIT	587	12,891
Addus HomeCare Corp.(a)	256	22,333
ADTRAN, Inc.	3,252	67,154
Advanced Energy Industries, Inc.	665	74,952
AdvanSix, Inc.(a)	376	11,227
Aerojet Rocketdyne Holdings, Inc.	399	19,268
AeroVironment, Inc.(a)	494	49,474
Agilysys, Inc.(a)	1,091	62,045
Agree Realty Corp., REIT	184	12,970
Alamo Group, Inc.	223	34,048
Alarm.com Holdings, Inc.(a)	748	63,356
Albany International Corp., Class A	224	19,994
Alexander & Baldwin, Inc.	663	12,146
Allegheny Technologies, Inc.(a)	966	20,141
Allegiance Bancshares, Inc.	100	3,844
Allegiant Travel Co.(a)	438	84,972
Allscripts Healthcare Solutions, Inc.(a)	3,405	63,027
Ambac Financial Group, Inc.(a)	3,922	61,419
AMC Networks, Inc., Class A(a)	847	56,580
American Assets Trust, Inc., REIT	338	12,604
American Axle & Manufacturing Holdings, Inc.(a)	5,719	59,192
American Equity Investment Life Holding Co.	1,924	62,184
American Public Education, Inc.(a)	2,439	69,121
American States Water Co.	1,436	114,248
American Vanguard Corp.	433	7,582
American Woodmark Corp.(a)	331	27,039
America's Car-Mart, Inc.(a)	308	43,650
Ameris Bancorp	79	4,000
AMERISAFE, Inc.	984	58,735
AMN Healthcare Services, Inc.(a)	122	11,832
Amphastar Pharmaceuticals, Inc.(a)	3,707	74,733
Andersons, Inc.	1,227	37,460
AngioDynamics, Inc.(a)	686	18,611
ANI Pharmaceuticals, Inc.(a)	2,116	74,166
Anika Therapeutics, Inc.(a)	1,275	55,195
Apogee Enterprises, Inc.	392	15,966
Apollo Commercial Real Estate Finance, Inc., REIT	256	4,083
Apollo Medical Holdings, Inc.(a)	1,143	71,792
Applied Industrial Technologies, Inc.	219	19,942
Applied Optoelectronics, Inc.(a)	5,250	44,468
ArcBest Corp.	432	25,138
Archrock, Inc.	1,943	17,312
Security Description	Shares	Value
Arconic Corp.(a)	607	$21,621
Arcosa, Inc.	326	19,149
Arlo Technologies, Inc.(a)	4,044	27,378
Armada Hoffler Properties, Inc., REIT	958	12,732
ARMOUR Residential REIT, Inc.	1,098	12,539
Asbury Automotive Group, Inc.(a)	260	44,556
Assured Guaranty Ltd.	1,301	61,771
Astec Industries, Inc.	504	31,722
Atlas Air Worldwide Holdings, Inc.(a)	232	15,802
ATN International, Inc.	1,898	86,340
Avanos Medical, Inc.(a)	430	15,639
Avista Corp.	2,643	112,777
Axcelis Technologies, Inc.(a)	424	17,138
Axos Financial, Inc.(a)	380	17,628
AZZ, Inc.	426	22,058
B Riley Financial, Inc.	236	17,818
B&G Foods, Inc.	929	30,471
Badger Meter, Inc.	293	28,749
Balchem Corp.	119	15,620
Banc of California, Inc.	231	4,052
BancFirst Corp.	65	4,058
Bancorp, Inc.(a)	1,366	31,432
BankUnited, Inc.	93	3,970
Banner Corp.	72	3,903
Barnes & Noble Education, Inc.(a)	5,826	42,005
Barnes Group, Inc.	121	6,201
Bed Bath & Beyond, Inc.(a)	1,158	38,550
Bel Fuse, Inc., Class B	4,824	69,466
Benchmark Electronics, Inc.	1,346	38,307
Berkshire Hills Bancorp, Inc.	151	4,139
Big Lots, Inc.	672	44,359
BJ's Restaurants, Inc.(a)	503	24,717
Bloomin' Brands, Inc.(a)	923	25,050
Blucora, Inc.(a)	5,423	93,872
BM Technologies, Inc.(a)	42	522
Boise Cascade Co.	337	19,664
Bonanza Creek Energy, Inc.	548	25,794
Boot Barn Holdings, Inc.(a)	364	30,594
Boston Private Financial Holdings, Inc.	1,241	18,305
Bottomline Technologies DE, Inc.(a)	1,635	60,626
Brady Corp., Class A	468	26,227
Brandywine Realty Trust, REIT	1,759	24,116
Brightsphere Investment Group, Inc.	4,062	95,173
Brinker International, Inc.(a)	424	26,224
Bristow Group, Inc.(a)	705	18,055
Brookline Bancorp, Inc.	258	3,857
Buckle, Inc.	1,129	56,168
Cadence BanCorp	1,808	37,751
CalAmp Corp.(a)	5,003	63,638
Calavo Growers, Inc.	581	36,847
Caleres, Inc.	995	27,154
California Water Service Group	2,015	111,913

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Callon Petroleum Co.(a)	563	$32,479
Cal-Maine Foods, Inc.	1,062	38,455
Capitol Federal Financial, Inc.	1,496	17,623
Capstead Mortgage Corp., REIT	1,983	12,176
Cara Therapeutics, Inc.(a)	3,304	47,148
Cardiovascular Systems, Inc.(a)	438	18,681
CareTrust REIT, Inc.	3,877	90,063
Carpenter Technology Corp.	521	20,955
Cato Corp., Class A	1,404	23,685
Cavco Industries, Inc.(a)	212	47,104
Celsius Holdings, Inc.(a)	481	36,599
Centerspace, REIT	176	13,886
Central Garden & Pet Co.(a)	277	14,662
Central Garden & Pet Co., Class A(a)	297	14,345
Central Pacific Financial Corp.	675	17,591
Century Aluminum Co.(a)	1,755	22,622
Century Communities, Inc.	697	46,378
CEVA, Inc.(a)	2,049	96,918
Chart Industries, Inc.(a)	136	19,900
Chatham Lodging Trust, REIT(a)	1,665	21,429
Cheesecake Factory, Inc.(a)	461	24,977
Chefs' Warehouse, Inc.(a)	2,120	67,480
Chesapeake Utilities Corp.	981	118,044
Chico's FAS, Inc.(a)	4,020	26,452
Children's Place, Inc.(a)	237	22,055
Chuy's Holdings, Inc.(a)	656	24,443
Cincinnati Bell, Inc.(a)	5,982	92,242
CIRCOR International, Inc.(a)	534	17,408
City Holding Co.	236	17,757
Clearwater Paper Corp.(a)	2,364	68,485
Coca-Cola Consolidated, Inc.	71	28,551
Cogent Communications Holdings, Inc.	1,201	92,345
Coherus Biosciences, Inc.(a)	5,098	70,505
Cohu, Inc.(a)	849	31,235
Collegium Pharmaceutical, Inc.(a)	3,949	93,354
Columbia Banking System, Inc.	101	3,895
Comfort Systems USA, Inc.	550	43,335
Community Bank System, Inc.	503	38,052
Community Health Systems, Inc.(a)	3,434	53,021
Community Healthcare Trust, Inc., REIT	1,827	86,709
Computer Programs and Systems, Inc.	1,637	54,398
Comtech Telecommunications Corp.	4,247	102,608
CONMED Corp.	504	69,265
Conn's, Inc.(a)	1,603	40,877
CONSOL Energy, Inc.(a)	1,318	24,343
Consolidated Communications Holdings, Inc.(a)	11,143	97,947
Cooper-Standard Holdings, Inc.(a)	1,088	31,552
Corcept Therapeutics, Inc.(a)	2,143	47,146
Core Laboratories N.V.	388	15,113
CoreCivic, Inc.(a)	3,020	31,619
Core-Mark Holding Co., Inc.	1,469	66,120
Security Description	Shares	Value
CorVel Corp.(a)	503	$67,553
Covetrus, Inc.(a)	3,354	90,558
Cross Country Healthcare, Inc.(a)	678	11,194
CryoLife, Inc.(a)	593	16,841
CSG Systems International, Inc.	1,351	63,740
CTS Corp.	1,244	46,227
Customers Bancorp, Inc.(a)	101	3,938
Cutera, Inc.(a)	1,493	73,202
CVB Financial Corp.	188	3,871
Cytokinetics, Inc.(a)	2,189	43,320
Daktronics, Inc.(a)	6,791	44,753
Dave & Buster's Entertainment, Inc.(a)	807	32,764
Deluxe Corp.	970	46,337
Designer Brands, Inc., Class A(a)	1,636	27,076
DiamondRock Hospitality Co., REIT(a)	2,220	21,534
Diebold Nixdorf, Inc.(a)	4,457	57,228
Digi International, Inc.(a)	3,525	70,888
Dime Community Bancshares, Inc.	124	4,169
Dine Brands Global, Inc.(a)	281	25,079
Diodes, Inc.(a)	1,199	95,644
Diversified Healthcare Trust, REIT	22,737	95,041
DMC Global, Inc.(a)	110	6,183
Domtar Corp.(a)	362	19,896
Donnelley Financial Solutions, Inc.(a)	2,892	95,436
Dorian LPG Ltd.(a)	3,759	53,077
Dorman Products, Inc.(a)	338	35,040
Dril-Quip, Inc.(a)	488	16,509
DSP Group, Inc.(a)	5,695	84,286
DXP Enterprises, Inc.(a)	644	21,445
Eagle Bancorp, Inc.	73	4,094
Eagle Pharmaceuticals, Inc.(a)	1,137	48,664
Easterly Government Properties, Inc., REIT	607	12,796
Ebix, Inc.	1,680	56,952
Echo Global Logistics, Inc.(a)	526	16,169
Edgewell Personal Care Co.	1,500	65,850
eHealth, Inc.(a)	2,226	129,998
El Pollo Loco Holdings, Inc.(a)	4,044	73,965
elf Beauty, Inc.(a)	2,435	66,086
Ellington Financial, Inc., REIT	684	13,099
Employers Holdings, Inc.	1,426	61,033
Enanta Pharmaceuticals, Inc.(a)	1,954	85,996
Encore Capital Group, Inc.(a)	698	33,078
Encore Wire Corp.	564	42,746
Endo International PLC(a)	7,378	34,529
Enerpac Tool Group Corp.	750	19,965
Enova International, Inc.(a)	971	33,218
EnPro Industries, Inc.	67	6,509
Ensign Group, Inc.	273	23,661
ePlus, Inc.(a)	603	52,274
ESCO Technologies, Inc.	305	28,612
Essential Properties Realty Trust, Inc., REIT	463	12,520
Ethan Allen Interiors, Inc.	893	24,647

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
EVERTEC, Inc.	1,395	$60,892
EW Scripps Co., Class A	2,631	53,646
ExlService Holdings, Inc.(a)	393	41,760
Exponent, Inc.	173	15,433
Extreme Networks, Inc.(a)	8,059	89,938
EZCORP, Inc., Class A(a)	4,847	29,227
Fabrinet(a)	436	41,799
FARO Technologies, Inc.(a)	802	62,372
FB Financial Corp.	575	21,459
Federal Signal Corp.	1,313	52,822
Ferro Corp.(a)	538	11,605
Fiesta Restaurant Group, Inc.(a)	5,195	69,769
First BanCorp	3,135	37,369
First Bancorp/Southern Pines NC	102	4,173
First Commonwealth Financial Corp.	286	4,024
First Financial Bancorp	167	3,946
First Hawaiian, Inc.	148	4,194
First Midwest Bancorp, Inc.	1,906	37,796
Flagstar Bancorp, Inc.	405	17,119
FormFactor, Inc.(a)	910	33,179
Forrester Research, Inc.(a)	450	20,610
Forward Air Corp.	193	17,322
Fossil Group, Inc.(a)	2,963	42,312
Four Corners Property Trust, Inc., REIT	461	12,728
Franklin Electric Co., Inc.	242	19,510
Franklin Street Properties Corp., REIT	4,748	24,974
Fresh Del Monte Produce, Inc.	1,138	37,417
Fulgent Genetics, Inc.(a)	415	38,275
FutureFuel Corp.	5,425	52,080
GameStop Corp., Class A(a)	239	51,179
Gannett Co., Inc.(a)	8,372	45,962
GCP Applied Technologies, Inc.(a)	332	7,722
Genesco, Inc.(a)	447	28,465
Gentherm, Inc.(a)	634	45,046
Genworth Financial, Inc., Class A(a)	14,954	58,321
GEO Group, Inc., REIT	4,636	33,008
Getty Realty Corp., REIT	394	12,273
Gibraltar Industries, Inc.(a)	200	15,262
G-III Apparel Group Ltd.(a)	1,995	65,556
Glatfelter Corp.	1,398	19,530
Glaukos Corp.(a)	693	58,787
Global Net Lease, Inc., REIT	1,330	24,605
GMS, Inc.(a)	484	23,300
Granite Construction, Inc.	1,152	47,843
Granite Point Mortgage Trust, Inc., REIT	870	12,833
Great Western Bancorp, Inc.	125	4,099
Green Dot Corp., Class A(a)	1,343	62,920
Green Plains, Inc.(a)	1,176	39,537
Greenbrier Companies, Inc.	694	30,245
Greenhill & Co., Inc.	1,026	15,965
Griffon Corp.	1,639	42,008
Group 1 Automotive, Inc.	293	45,248
Security Description	Shares	Value
Guess?, Inc.	839	$22,150
Hanger, Inc.(a)	1,073	27,125
Hanmi Financial Corp.	202	3,850
Harmonic, Inc.(a)	9,097	77,506
Harsco Corp.(a)	285	5,820
Haverty Furniture Companies, Inc.	1,823	77,951
Hawaiian Holdings, Inc.(a)	3,201	78,008
Hawkins, Inc.	927	30,359
Haynes International, Inc.	626	22,148
HB Fuller Co.	169	10,750
HCI Group, Inc.	676	67,215
HealthStream, Inc.(a)	2,341	65,408
Heartland Express, Inc.	1,460	25,010
Heidrick & Struggles International, Inc.	251	11,182
Helix Energy Solutions Group, Inc.(a)	3,054	17,438
Helmerich & Payne, Inc.	558	18,208
Heritage Financial Corp.	150	3,753
Hersha Hospitality Trust, REIT(a)	1,921	20,670
Heska Corp.(a)	148	34,000
Hibbett, Inc.(a)	445	39,885
Hillenbrand, Inc.	913	40,245
Hilltop Holdings, Inc.	624	22,714
HNI Corp.	608	26,734
HomeStreet, Inc.	96	3,911
Hope Bancorp, Inc.	280	3,970
Horace Mann Educators Corp.	1,593	59,610
Hub Group, Inc., Class A(a)	262	17,287
Ichor Holdings Ltd.(a)	318	17,108
Independence Realty Trust, Inc., REIT	705	12,852
Independent Bank Corp.	54	4,077
Independent Bank Group, Inc.	54	3,995
Industrial Logistics Properties Trust, REIT	497	12,992
Innospec, Inc.	78	7,068
Innovative Industrial Properties, Inc., REIT	69	13,180
Innoviva, Inc.(a)	3,642	48,839
Inogen, Inc.(a)	857	55,851
Insight Enterprises, Inc.(a)	196	19,602
Installed Building Products, Inc.	236	28,877
Insteel Industries, Inc.	1,414	45,460
Integer Holdings Corp.(a)	196	18,463
Inter Parfums, Inc.	898	64,656
InterDigital, Inc.	1,136	82,962
Interface, Inc.	937	14,336
Invacare Corp.(a)	6,703	54,093
Invesco Mortgage Capital, Inc., REIT	3,103	12,102
Investors Bancorp, Inc.	284	4,050
iRobot Corp.(a)	289	26,990
iStar, Inc., REIT	1,434	29,727
Itron, Inc.(a)	283	28,294
J & J Snack Foods Corp.	172	29,999
James River Group Holdings Ltd.	1,716	64,384
John B Sanfilippo & Son, Inc.	338	29,937

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
John Bean Technologies Corp.	297	$42,358
Joint Corp.(a)	725	60,842
Kaiser Aluminum Corp.	50	6,175
Kaman Corp.	418	21,067
Kelly Services, Inc., Class A(a)	457	10,954
Kite Realty Group Trust, REIT	575	12,656
KKR Real Estate Finance Trust, Inc., REIT	187	4,045
Knowles Corp.(a)	3,441	67,925
Kontoor Brands, Inc.	1,085	61,205
Koppers Holdings, Inc.(a)	924	29,891
Korn Ferry	176	12,769
Kraton Corp.(a)	901	29,093
Kulicke & Soffa Industries, Inc.	311	19,033
Lantheus Holdings, Inc.(a)	1,270	35,103
Laredo Petroleum, Inc.(a)	426	39,529
La-Z-Boy, Inc.	648	24,002
LCI Industries	250	32,855
LeMaitre Vascular, Inc.	306	18,672
Lexington Realty Trust, REIT	1,017	12,153
LGI Homes, Inc.(a)	294	47,610
Lindsay Corp.	200	33,056
Liquidity Services, Inc.(a)	6,058	154,176
Livent Corp.(a)	405	7,841
LivePerson, Inc.(a)	1,044	66,023
LTC Properties, Inc., REIT	588	22,573
Lumber Liquidators Holdings, Inc.(a)	4,110	86,721
Luminex Corp.	832	30,618
Lydall, Inc.(a)	541	32,741
M/I Homes, Inc.(a)	721	42,301
Mack-Cali Realty Corp., REIT	1,468	25,176
Macy's, Inc.(a)	2,373	44,992
Magellan Health, Inc.(a)	587	55,295
ManTech International Corp., Class A	617	53,395
Marcus & Millichap, Inc.(a)	1,181	45,905
Marcus Corp.(a)	2,504	53,110
MarineMax, Inc.(a)	962	46,888
Marten Transport Ltd.	1,529	25,213
Matador Resources Co.	817	29,420
Materion Corp.	297	22,379
Matrix Service Co.(a)	1,738	18,249
Matson, Inc.	400	25,600
Matthews International Corp., Class A	472	16,973
MaxLinear, Inc.(a)	2,318	98,492
MDC Holdings, Inc.	852	43,111
Medifast, Inc.	239	67,632
MEDNAX, Inc.(a)	1,719	51,828
Mercer International, Inc.	1,440	18,360
Meredith Corp.(a)	1,101	47,827
Meridian Bioscience, Inc.(a)	1,485	32,937
Merit Medical Systems, Inc.(a)	279	18,040
Meritage Homes Corp.(a)	467	43,935
Meritor, Inc.(a)	766	17,940
Security Description	Shares	Value
Mesa Laboratories, Inc.	117	$31,727
Meta Financial Group, Inc.	791	40,048
Methode Electronics, Inc.	937	46,110
MGP Ingredients, Inc.	1,225	82,859
MicroStrategy, Inc., Class A(a)	120	79,740
ModivCare, Inc.(a)	173	29,422
Monarch Casino & Resort, Inc.(a)	484	32,026
Monro, Inc.	723	45,918
Moog, Inc., Class A	219	18,409
Motorcar Parts of America, Inc.(a)	2,968	66,602
Movado Group, Inc.	1,479	46,544
Mr Cooper Group, Inc.(a)	679	22,448
Mueller Industries, Inc.	424	18,363
Myers Industries, Inc.	309	6,489
MYR Group, Inc.(a)	511	46,460
Myriad Genetics, Inc.(a)	933	28,531
Nabors Industries Ltd.(a)	158	18,050
National Bank Holdings Corp., Class A	1,007	38,004
National Beverage Corp.	621	29,330
National Presto Industries, Inc.	543	55,196
Natus Medical, Inc.(a)	1,121	29,124
NBT Bancorp, Inc.	114	4,101
Neenah, Inc.	379	19,014
NeoGenomics, Inc.(a)	534	24,121
NETGEAR, Inc.(a)	2,259	86,565
New York Mortgage Trust, Inc., REIT	2,782	12,436
NexPoint Residential Trust, Inc., REIT	230	12,645
NextGen Healthcare, Inc.(a)	3,510	58,231
NMI Holdings, Inc., Class A(a)	2,475	55,638
Northfield Bancorp, Inc.	254	4,166
Northwest Bancshares, Inc.	1,305	17,800
Northwest Natural Holding Co.	2,139	112,340
NOW, Inc.(a)	1,704	16,171
Oceaneering International, Inc.(a)	1,096	17,065
ODP Corp.(a)	737	35,383
Office Properties Income Trust, REIT	852	24,972
OFG Bancorp	1,639	36,255
O-I Glass, Inc.(a)	1,042	17,016
Oil States International, Inc.(a)	2,497	19,601
Old National Bancorp	223	3,927
Olympic Steel, Inc.	659	19,368
Omnicell, Inc.(a)	443	67,092
OneSpan, Inc.(a)	2,340	59,764
Onto Innovation, Inc.(a)	411	30,019
OraSure Technologies, Inc.(a)	3,189	32,336
Organogenesis Holdings, Inc.(a)	3,656	60,763
Orthofix Medical, Inc.(a)	1,305	52,344
OSI Systems, Inc.(a)	284	28,866
Owens & Minor, Inc.	1,953	82,670
Oxford Industries, Inc.	216	21,349
Pacific Premier Bancorp, Inc.	93	3,933
Pacira BioSciences, Inc.(a)	762	46,238

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Palomar Holdings, Inc.(a)	804	$60,670
Par Pacific Holdings, Inc.(a)	3,389	57,003
Park Aerospace Corp.	499	7,435
Park National Corp.	33	3,875
Patrick Industries, Inc.	428	31,244
Patterson-UTI Energy, Inc.	1,775	17,644
PBF Energy, Inc., Class A(a)	3,147	48,149
PC Connection, Inc.	432	19,989
PDC Energy, Inc.	576	26,375
PDF Solutions, Inc.(a)	2,346	42,650
Penn Virginia Corp.(a)	1,130	26,679
Pennant Group, Inc.(a)	597	24,417
PennyMac Mortgage Investment Trust, REIT	641	13,499
Perdoceo Education Corp.(a)	5,422	66,528
Perficient, Inc.(a)	719	57,822
PetMed Express, Inc.	2,811	89,530
PGT Innovations, Inc.(a)	1,205	27,992
Phibro Animal Health Corp., Class A	2,474	71,449
Photronics, Inc.(a)	1,310	17,305
Piper Sandler Companies	116	15,029
Pitney Bowes, Inc.	1,889	16,567
Plantronics, Inc.(a)	2,403	100,277
Plexus Corp.(a)	1,510	138,029
Powell Industries, Inc.	565	17,487
Power Integrations, Inc.	1,148	94,205
PRA Group, Inc.(a)	861	33,123
Preferred Bank	64	4,049
Prestige Consumer Healthcare, Inc.(a)	1,427	74,347
PriceSmart, Inc.	736	66,983
ProAssurance Corp.	2,521	57,353
Progress Software Corp.	1,280	59,200
ProPetro Holding Corp.(a)	1,714	15,700
Proto Labs, Inc.(a)	528	48,470
Provident Financial Services, Inc.	169	3,868
Quaker Chemical Corp.	34	8,064
Quanex Building Products Corp.	1,044	25,933
QuinStreet, Inc.(a)	1,031	19,156
RadNet, Inc.(a)	885	29,816
Rambus, Inc.(a)	4,640	110,014
Range Resources Corp.(a)	1,723	28,877
Raven Industries, Inc.	954	55,189
Rayonier Advanced Materials, Inc.(a)	1,981	13,253
RE/MAX Holdings, Inc., Class A	1,334	44,462
Ready Capital Corp., REIT	265	4,206
Realogy Holdings Corp.(a)	2,578	46,971
Red Robin Gourmet Burgers, Inc.(a)	801	26,521
Redwood Trust, Inc., REIT	1,539	18,576
REGENXBIO, Inc.(a)	1,225	47,591
Regis Corp.(a)	3,598	33,677
Renasant Corp.	434	17,360
Renewable Energy Group, Inc.(a)	830	51,742
Rent-A-Center, Inc.	725	38,476
Security Description	Shares	Value
Resideo Technologies, Inc.(a)	896	$26,880
Resources Connection, Inc.	1,013	14,547
Retail Opportunity Investments Corp., REIT	709	12,521
Retail Properties of America, Inc., REIT, Class A	1,056	12,091
REX American Resources Corp.(a)	409	36,884
Rogers Corp.(a)	61	12,249
RPC, Inc.(a)	3,178	15,731
RPT Realty, REIT	955	12,396
Ruth's Hospitality Group, Inc.(a)	1,063	24,481
S&T Bancorp, Inc.	126	3,944
Safehold, Inc., REIT	170	13,345
Safety Insurance Group, Inc.	764	59,806
Saia, Inc.(a)	82	17,178
Sally Beauty Holdings, Inc.(a)	1,783	39,351
Sanmina Corp.(a)	3,295	128,373
Saul Centers, Inc., REIT	285	12,953
ScanSource, Inc.(a)	675	18,988
Scholastic Corp.	1,169	44,293
Schweitzer-Mauduit International, Inc.	487	19,665
Seacoast Banking Corp. of Florida	113	3,859
Select Medical Holdings Corp.	1,330	56,206
Selectquote, Inc.(a)	2,196	42,295
Seneca Foods Corp., Class A(a)	816	41,681
Service Properties Trust, REIT	1,653	20,828
ServisFirst Bancshares, Inc.	60	4,079
Shake Shack, Inc., Class A(a)	690	73,844
Shenandoah Telecommunications Co.	1,853	89,889
Shoe Carnival, Inc.	409	29,280
Shutterstock, Inc.	1,507	147,942
Signet Jewelers Ltd.(a)	616	49,767
Simmons First National Corp., Class A	134	3,932
Simply Good Foods Co.(a)	873	31,873
Simulations Plus, Inc.	1,126	61,829
SiriusPoint Ltd.(a)	5,747	57,872
SITE Centers Corp., REIT	840	12,650
SkyWest, Inc.(a)	1,908	82,178
Sleep Number Corp.(a)	235	25,838
SM Energy Co.	1,272	31,329
SMART Global Holdings, Inc.(a)	1,946	92,785
Sonic Automotive, Inc., Class A	987	44,158
South Jersey Industries, Inc.	4,248	110,151
Southside Bancshares, Inc.	99	3,785
Southwestern Energy Co.(a)	4,833	27,403
SpartanNash Co.	3,333	64,360
Spectrum Pharmaceuticals, Inc.(a)	10,414	39,053
Spok Holdings, Inc.	8,245	79,317
SPS Commerce, Inc.(a)	632	63,105
SPX Corp.(a)	772	47,154
SPX FLOW, Inc.	301	19,637
St Joe Co.	272	12,134
Stamps.com, Inc.(a)	105	21,030

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Standard Motor Products, Inc.	1,474	$63,898
Standex International Corp.	430	40,811
Stepan Co.	118	14,192
Steven Madden Ltd.	1,032	45,160
Stewart Information Services Corp.	1,039	58,901
StoneX Group, Inc.(a)	1,380	83,725
Sturm Ruger & Co., Inc.	1,168	105,097
Summit Hotel Properties, Inc., REIT(a)	2,275	21,226
SunCoke Energy, Inc.	2,980	21,277
Supernus Pharmaceuticals, Inc.(a)	1,479	45,538
Surmodics, Inc.(a)	329	17,848
Sykes Enterprises, Inc.(a)	276	14,821
Tabula Rasa HealthCare, Inc.(a)	1,466	73,300
Tactile Systems Technology, Inc.(a)	1,066	55,432
Talos Energy, Inc.(a)	1,642	25,681
Tanger Factory Outlet Centers, Inc., REIT	679	12,799
Team, Inc.(a)	1,841	12,335
TechTarget, Inc.(a)	269	20,845
Tennant Co.	513	40,963
TimkenSteel Corp.(a)	1,444	20,433
Titan International, Inc.(a)	714	6,055
Tivity Health, Inc.(a)	838	22,048
Tompkins Financial Corp.	51	3,956
Tredegar Corp.	746	10,272
Trinseo S.A.	179	10,711
Triumph Bancorp, Inc.(a)	483	35,863
Triumph Group, Inc.(a)	1,075	22,306
TrueBlue, Inc.(a)	393	11,047
Trupanion, Inc.(a)	647	74,470
TrustCo Bank Corp. NY	508	17,465
TTEC Holdings, Inc.	115	11,855
TTM Technologies, Inc.(a)	4,575	65,422
Tupperware Brands Corp.(a)	3,778	89,727
Two Harbors Investment Corp., REIT	7,338	55,475
UFP Industries, Inc.	623	46,314
Ultra Clean Holdings, Inc.(a)	304	16,331
Unifi, Inc.(a)	462	11,254
UniFirst Corp.	203	47,632
Unisys Corp.(a)	2,065	52,265
United Community Banks, Inc.	124	3,969
United Fire Group, Inc.	2,102	58,288
United Insurance Holdings Corp.	10,453	59,582
United Natural Foods, Inc.(a)	1,953	72,222
Uniti Group, Inc., REIT	1,206	12,772
Unitil Corp.	2,090	110,707
Universal Corp.	1,623	92,462
Universal Electronics, Inc.(a)	1,882	91,277
Universal Health Realty Income Trust, REIT	185	11,387
Universal Insurance Holdings, Inc.	4,366	60,600
Urstadt Biddle Properties, Inc., REIT, Class A	672	13,023
Security Description	Shares	Value
US Concrete, Inc.(a)	620	$45,756
US Ecology, Inc.(a)	1,241	46,562
US Physical Therapy, Inc.	229	26,534
US Silica Holdings, Inc.(a)	1,662	19,213
USANA Health Sciences, Inc.(a)	295	30,217
Vanda Pharmaceuticals, Inc.(a)	2,413	51,904
Varex Imaging Corp.(a)	1,193	31,996
Vector Group Ltd.	6,333	89,549
Veeco Instruments, Inc.(a)	694	16,684
Vera Bradley, Inc.(a)	3,631	44,988
Vericel Corp.(a)	965	50,662
Veritex Holdings, Inc.	118	4,178
Veritiv Corp.(a)	323	19,839
Viad Corp.(a)	370	18,445
Viavi Solutions, Inc.(a)	1,741	30,746
Vicor Corp.(a)	995	105,211
Virtus Investment Partners, Inc.	314	87,220
Vista Outdoor, Inc.(a)	2,146	99,317
Vonage Holdings Corp.(a)	9,410	135,598
Wabash National Corp.	2,025	32,400
Walker & Dunlop, Inc.	227	23,694
Warrior Met Coal, Inc.	1,289	22,171
Washington Real Estate Investment Trust, REIT	983	22,609
Watts Water Technologies, Inc., Class A	140	20,427
WD-40 Co.	45	11,533
Westamerica BanCorp	566	32,845
Whitestone REIT	1,520	12,540
Winnebago Industries, Inc.	1,032	70,135
WisdomTree Investments, Inc.	13,229	82,020
Wolverine World Wide, Inc.	1,231	41,411
World Acceptance Corp.(a)	212	33,971
WSFS Financial Corp.	79	3,681
Xencor, Inc.(a)	1,241	42,802
Xenia Hotels & Resorts, Inc., REIT(a)	1,126	21,090
Xperi Holding Corp.	783	17,414
Zumiez, Inc.(a)	980	48,010
Zynex, Inc.(a)	3,518	54,635
TOTAL INVESTMENTS—99.9% (Cost $17,343,275)		22,949,019
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		30,731
NET ASSETS—100.0%		$22,979,750

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

INDUSTRY BREAKDOWN
AS OF June 30, 2021*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.9%
Commercial Hardware	2.9
Business Software for Specific Uses	2.8
Real Estate Banking	2.7
Management and IT Services	2.6
Upstream Energy	2.5
Gas and Water Utilities	2.5
Consumer Insurance	2.4
Home Office and Consumer Equipment Manufacture	2.4
Hospital Equipment	2.4
Marketed Pharmaceuticals	2.3
Operators and Developers	2.3
Telecommunication Networks	2.3
Commercial Insurance	2.3
Content Providers	2.3
Auto Products	2.3
Rental	2.3
Transportation Services	2.2
Business Software for Specific Industries	2.2
Medical Devices	2.2
Non Real Estate Banking	2.1
Transaction Services	2.1
Digital Integrated Circuits	2.1
Information and Electrical Components	2.1
Investment Services	2.0
Production Equipment	1.9
Home Office and Consumer Equipment Retail	1.9
Mechanical Components	1.9
Restaurants	1.8
Food Distributors	1.8
Distribution Services	1.8
Apparel Retailers	1.7
Semiconductor Services and Equipment	1.6
Specialty Services	1.6
Other Pharmaceuticals	1.6
Chemicals	1.4
Online Distribution Networks	1.3
Analog and Mixed Signal Integrated Circuits	1.3
Primary Foods	1.2
Branded Apparel	1.2
Contract Electronics Services	1.2
Alcohol and Tobacco	1.1
Processed Foods	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Metals	1.0%
Other Natural Resources	1.0
Electric Regulated	1.0
Accessories and Footwear	1.0
Transport Aerospace and Defense Equipment	1.0
Personal Products	0.9
Clinical Stage Pharmaceuticals	0.8
End User Hardware	0.8
Healthcare Products Distribution	0.7
Downstream	0.7
Industrial Conglomerates	0.6
Internet Services	0.6
Search and Social Networks	0.6
Drugstores	0.4
Brokers and Dealers	0.4
Consumer Paper Products	0.3
Midstream	0.2
Consumer Services	0.1
Medical Research Services and Equipment	0.1
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—99.9%
Syntax Stratified Large Cap ETF(a)	205,943	$13,646,916
Syntax Stratified MidCap ETF(a)	39,355	1,596,113
Syntax Stratified SmallCap ETF(a)	14,704	796,263
TOTAL INVESTMENTS—99.9% (Cost $14,994,442)		16,039,292
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		8,360
NET ASSETS—100.0%		$16,047,652

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value March 18, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
Syntax Stratified Large Cap ETF	$—	$17,847,256	$(5,563,287)	$379,487	$983,460	$13,646,916	205,943	$—	$—
Syntax Stratified MidCap ETF	—	2,157,454	(624,483)	21,589	41,553	1,596,113	39,355	—	—
Syntax Stratified SmallCap ETF	—	1,078,181	(310,320)	8,565	19,837	796,263	14,704	—	—
Total	$—	$21,082,891	$(6,498,090)	$409,641	$1,044,850	$16,039,292	260,002	$—	$—

ETF=Exchange Traded Fund
PORTFOLIO COMPOSITION
AS OF June 30, 2021
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	85.0%
Mid Cap ETF	9.9
Small Cap ETF	5.0
Other Assets in Excess of Liabilities	0.1
Total	100.0%
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—90.4%
Syntax Stratified Large Cap ETF(a)	511,461	$33,892,219
Syntax Stratified MidCap ETF(a)	97,739	3,963,981
Syntax Stratified SmallCap ETF(a)	36,518	1,977,552
TOTAL EXCHANGE-TRADED FUNDS (Cost $38,509,058)		$39,833,752
TOTAL PURCHASED OPTIONS—10.1% (Cost $4,619,627)		$4,447,858
TOTAL INVESTMENTS—100.5% (Cost $43,128,685)		44,281,610
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.5)%		(198,487)
NET ASSETS—100.0%		$44,083,123

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value June 15, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2021	Shares as of June 30, 2021	Dividend Income	Net Capital Gain Distributions
Syntax Stratified Large Cap ETF	$—	$32,873,627	$—	$—	$1,018,592	$33,892,219	511,461	$—	$—
Syntax Stratified MidCap ETF	—	3,863,384	—	—	100,597	3,963,981	97,739	—	—
Syntax Stratified SmallCap ETF	—	1,943,143(b)	—	—	34,409	1,977,552	36,518	—	—
Total	$—	$38,680,154	$—	$—	$1,153,598	$39,833,752	645,718	$—	$—

(b)	Purchases at cost for Syntax Stratified Small Cap ETF include $171,096 of unrealized appreciation from Syntax Stratified Small Cap ETF shares contributed in-kind to Syntax Stratified U.S. Total Market Hedged ETF.

ETF=Exchange Traded Fund

Purchased Call Options — 2.8%
Exchange-Traded Options — 2.8%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	471	$20,161,626	$445	12/16/22	$1,227,426
Total					$1,227,426

Purchased Put Options — 7.3%
Exchange-Traded Options — 7.3%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	934	$39,980,804	$415	12/16/22	$3,220,432
Total					$3,220,432
Total Purchased Options — 10.1%					$4,447,858

See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments  (continued)
June 30, 2021 (Unaudited)

Written Call Options — (0.9)%
Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	471	$20,161,626	$495	12/16/22	$(385,278)
Total					$(385,278)
PORTFOLIO COMPOSITION
AS OF June 30, 2021
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	76.9%
Mid Cap ETF	9.0
Small Cap ETF	4.5
Options Purchased	10.1
Options Written	(0.9)
Other Assets in Excess of Liabilities	0.4
Total	100.0%
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
ASSETS
Investments in securities of unaffiliated issuers	$97,493,295	$10,103,492	$22,949,019
Investments in securities of affiliated issuers	—	—	—
Total Investments	97,493,295	10,103,492	22,949,019
Cash	130,756	21,650	26,089
Dividends receivable	66,557	5,652	12,035
Total Assets	97,690,608	10,130,794	22,987,143
LIABILITIES
Written options, at value	—	—	—
Accrued Management fee	19,293	2,338	7,304
Accrued Other fees	315	33	89
Total Liabilities	19,608	2,371	7,393
NET ASSETS	$97,671,000	$10,128,423	$22,979,750
NET ASSETS CONSISTS OF:
Paid in Capital	$80,871,964	$8,369,964	$14,101,628
Distributable earnings	16,799,036	1,758,459	8,878,122
NET ASSETS	$97,671,000	$10,128,423	$22,979,750
NET ASSET VALUE PER SHARE	$66.22	$40.51	$54.07
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	1,475,000	250,000	425,000
Investments in securities of unaffiliated issuers	$80,711,913	$8,458,155	$17,343,275
Investments in securities of affiliated issuers	—	—	—
COST OF INVESTMENTS	$80,711,913	$8,458,155	$17,343,275
WRITTEN OPTIONS PREMIUM	$—	$—	$—

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF
ASSETS
Investments in securities of unaffiliated issuers	$—	$4,447,858
Investments in securities of affiliated issuers	16,039,292	39,833,752
Total Investments	16,039,292	44,281,610
Cash	8,938	193,069
Dividends receivable	—	4,619
Total Assets	16,048,230	44,479,298
LIABILITIES
Written options, at value	—	385,278
Accrued Management fee	501	10,793
Accrued Other fees	77	104
Total Liabilities	578	396,175
NET ASSETS	$16,047,652	$44,083,123
NET ASSETS CONSISTS OF:
Paid in Capital	$14,596,294	$25,919,542
Distributable earnings	1,451,358	18,163,581
NET ASSETS	$16,047,652	$44,083,123
NET ASSET VALUE PER SHARE	$42.79	$40.08
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	375,000	1,100,000
Investments in securities of unaffiliated issuers	$—	$4,619,627
Investments in securities of affiliated issuers	14,994,442	38,509,058
COST OF INVESTMENTS	$14,994,442	$43,128,685
WRITTEN OPTIONS PREMIUM	$—	$346,488
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
	Six Months Ended 6/30/21 (Unaudited)	Six Months Ended 6/30/21 (Unaudited)	Six Months Ended 6/30/21 (Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $69, $0 and $38, respectively)	$510,456	$37,347	$110,186
Total Investment Income	510,456	37,347	110,186
EXPENSES
Management fee	130,658	13,682	45,127
Other fees	1,423	149	491
Total Expenses	132,081	13,831	45,618
Expense Waiver/Reimbursement	(43,553)	(3,926)	(11,425)
Net Expenses	88,528	9,905	34,193
NET INVESTMENT INCOME (LOSS)	421,928	27,442	75,993
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	189,142	81,142	847,932
Net realized gain (loss) from transactions in affiliated investment securities	—	—	—
Net realized gain (loss) from in-kind redemptions of investment securities	691,654	—	1,661,785
Net realized gain (loss) from in-kind redemptions of affiliated investment securities	—	—	—
Net realized gain (loss)	880,796	81,142	2,509,717
Net change in unrealized appreciation/depreciation on investments	8,681,132	783,658	1,729,239
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,561,928	864,800	4,238,956
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$9,983,856	$892,242	$4,314,949

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF
	For the Period 3/18/21(a) to 6/30/21 (Unaudited)	For the Period 6/15/21(b) to 6/30/21 (Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $0 and $6, respectively)	$—	$8,397
Total Investment Income	—	8,397
EXPENSES
Management fee	45,847	21,267
Other fees	293	104
Total Expenses	46,140	21,371
Expense Waiver/Reimbursement	(43,007)	(10,474)
Net Expenses	3,133	10,897
NET INVESTMENT INCOME (LOSS)	(3,133)	(2,500)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	—	(529,079)
Net realized gain (loss) from transactions in affiliated investment securities	3,969	—
Net realized gain (loss) from in-kind redemptions of investment securities	—	17,581,025
Net realized gain (loss) from in-kind redemptions of affiliated investment securities	405,672	—
Net realized gain (loss)	409,641	17,051,946
Net change in unrealized appreciation/depreciation on investments	—	(19,015,502)
Net change in unrealized appreciation/depreciation on affiliated investments	1,044,850	1,153,598
Net change in unrealized appreciation/depreciation on written options	—	(38,790)
Net change in unrealized appreciation/depreciation	1,044,850	(17,900,694)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,454,491	(848,748)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,451,358	$(851,248)

(a)	Fund commenced operations on March 18, 2021.
(b)	Fund commenced operations on June 15, 2021.
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified LargeCap ETF		Syntax Stratified MidCap ETF
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (Unaudited)	For the Period 1/16/20(a) to 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$421,928	$575,720	$27,442	$28,815
Net realized gain (loss)	880,796	8,152,095	81,142	9,085
Net change in unrealized appreciation/depreciation	8,681,132	(2,055,792)	783,658	412,868
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,983,856	6,672,023	892,242	450,768
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(684,065)	—	(30,102)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	47,355,062	16,583,551	5,815,515	3,000,000
Cost of Shares Redeemed	(1,656,983)	(42,731,376)	—	—
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	45,698,079	(26,147,825)	5,815,515	3,000,000
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	55,681,935	(20,159,867)	6,707,757	3,420,666
NET ASSETS AT BEGINNING OF PERIOD	41,989,065	62,148,932	3,420,666	—
NET ASSETS AT END OF PERIOD	$97,671,000	$41,989,065	$10,128,423	$3,420,666
SHARE TRANSACTIONS:
Shares sold	750,000	375,000	150,000	100,000
Shares redeemed	(25,000)	(850,000)	—	—
NET INCREASE (DECREASE)	725,000	(475,000)	150,000	100,000

(a)	Fund commenced operations on January 16, 2020.

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified SmallCap ETF		Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF
	Six Months Ended 6/30/21 (Unaudited)	For the Period 5/28/20(a) to 12/31/20	For the Period 3/18/21(b) to 6/30/21 (Unaudited)	For the Period 6/15/21(c) to 6/30/21 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$75,993	$78,348	$(3,133)	$(2,500)
Net realized gain (loss)	2,509,717	2,696,985	409,641	17,051,946
Net change in unrealized appreciation/depreciation	1,729,239	2,574,574	1,044,850	(17,900,694)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,314,949	5,349,907	1,451,358	(851,248)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(149,507)	—	—
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	5,268,223	16,028,533	21,000,000	86,237,557
Cost of Shares Redeemed	(3,829,528)	(4,002,827)	(6,403,706)	(41,303,186)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	1,438,695	12,025,706	14,596,294	44,934,371
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	5,753,644	17,226,106	16,047,652	44,083,123
NET ASSETS AT BEGINNING OF PERIOD	17,226,106	—	—	—
NET ASSETS AT END OF PERIOD	$22,979,750	$17,226,106	$16,047,652	$44,083,123
SHARE TRANSACTIONS:
Shares sold	100,000	525,000	525,000	2,150,000
Shares redeemed	(75,000)	(125,000)	(150,000)	(1,050,000)
NET INCREASE	25,000	400,000	375,000	1,100,000

(a)	Fund commenced operations on May 28, 2020.
(b)	Fund commenced operations on March 18, 2021.
(c)	Fund commenced operations on June 15, 2021.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified LargeCap ETF
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	For the Period 1/2/19(a) to 12/31/19
Net asset value, beginning of period	$55.99	$50.73	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.45	0.88	0.84
Net realized and unrealized gain (loss)	9.78	5.29	10.68
Total from investment operations	10.23	6.17	11.52
Less Distributions from:
Net investment income	—	(0.82)	(0.79)
Net realized gains	—	(0.09)	—
Net asset value, end of period	$66.22	$55.99	$50.73
Total return(c)	18.28%(d)	12.18%	28.81%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$97,671	$41,989	$62,149
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.80%(e)
Net expenses(f)	0.30%(e)	0.30%	0.30%(e)
Net investment income (loss)(f)	1.45%(e)	1.83%	1.80%(e)
Portfolio turnover rate(g)	15%(d)	36%	34%(d)

(a)	Fund commenced operations on January 2, 2019.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified MidCap ETF
	Six Months Ended 6/30/21 (Unaudited)	For the Period 1/16/20(a) to 12/31/20
Net asset value, beginning of period	$34.21	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.18	0.29
Net realized and unrealized gain (loss)	6.12	4.22
Total from investment operations	6.30	4.51
Less Distributions from:
Net investment income	—	(0.30)
Net asset value, end of period	$40.51	$34.21
Total return(c)	18.44%(d)	15.04%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$10,128	$3,421
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%(e)
Net expenses(f)	0.33%(e)	0.30%(e)
Net investment income (loss)(f)	0.90%(e)	1.10%(e)
Portfolio turnover rate(g)	26%(d)	52%(d)

(a)	Fund commenced operations on January 16, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified SmallCap ETF
	Six Months Ended 6/30/21 (Unaudited)	For the Period 5/28/20(a) to 12/31/20
Net asset value, beginning of period	$43.07	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.19	0.20
Net realized and unrealized gain (loss)	10.81	13.24
Total from investment operations	11.00	13.44
Less Distributions from:
Net investment income	—	(0.19)
Net realized gains	—	(0.18)
Net asset value, end of period	$54.07	$43.07
Total return(c)	25.55%(d)	44.82%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$22,980	$17,226
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%(e)
Net expenses(f)	0.34%(e)	0.30%(e)
Net investment income (loss)(f)	0.76%(e)	0.93%(e)
Portfolio turnover rate(g)	22%(d)	40%(d)

(a)	Fund commenced operations on May 28, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout this period

Syntax Stratified U.S. Total Market ETF
For the Period 3/18/21(a) to 6/30/21 (Unaudited)
Net asset value, beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)
Net realized and unrealized gain (loss)	2.80
Total from investment operations	2.79
Net asset value, end of period	$42.79
Total return(c)	6.98%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$16,048
Ratios to average net assets:
Total expenses	0.77%(e)
Net expenses(f)	0.05%(e)
Net investment income (loss)(f)	(0.05)%(e)
Portfolio turnover rate(g)	0%(d)

(a)	Fund commenced operations on March 18, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout this period

Syntax Stratified U.S. Total Market Hedged ETF
For the Period 6/15/21(a) to 6/30/21 (Unaudited)
Net asset value, beginning of period	$40.40
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.00)(c)
Net realized and unrealized gain (loss)	(0.32)
Total from investment operations	(0.32)
Net asset value, end of period	$40.08
Total return(d)	(0.80)%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$44,083
Ratios to average net assets:
Total expenses	1.00%(f)
Net expenses(g)	0.51%(f)
Net investment income (loss)(g)	(0.12)%(f)
Portfolio turnover rate(h)	74%(e)

(a)	Fund commenced operations on June 15, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Amount less then $0.01 per share
(d)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(e)	Not annualized.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Notes to Financial Statements
June 30, 2021 (Unaudited)

Note  1—Organization
Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF and Syntax Stratified U.S. Total Market Hedged ETF (each a “Fund”, and collectively, the "Funds"), are each a series of the Trust.
Each Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Funds have no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Funds’ investment adviser.
Investment Objectives:
The following Funds seek to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Syntax Stratified LargeCap ETF	Syntax Stratified LargeCap Index
Syntax Stratified MidCap ETF	Syntax Stratified MidCap Index
Syntax Stratified SmallCap ETF	Syntax Stratified SmallCap Index
Each Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the investment objective for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, the Advisor will seek to track the performance of each Underlying Index, which are stratified-weight versions of the widely used S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index, respectively. In addition, the Funds may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.
The Syntax Stratified U.S. Total Market ETF seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (”1500 Index”) by investing in Syntax Stratified Weight ETFs (each, an ”Underlying Fund” and collectively, the ”Syntax Underlying Funds" or "Underlying Funds”), exchange traded funds (”ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure. The targeted Underlying Funds and/or the securities will comprise the Syntax® Stratified LargeCap ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology.
The Syntax Stratified U.S. Total Market Hedged ETF seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index over a full market cycle by investing in the Underlying Funds or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index while seeking risk-managed growth via a defined risk hedging process. The Fund will also invest in index options for risk management purposes and to seek to generate additional returns. The strategy used to select the Fund’s equity investments and its hedging strategy is called the “Stratified Defined Risk Strategy”. In order to accomplish the Fund’s hedging strategy, Swan Global Investments (the "Options Sub-Adviser") utilizes a put options hedging strategy to hedge some of the Fund’s equity exposure. The put strategy is executed using mostly exchange-traded S&P 500 Index put options that have an inverse relationship to the S&P 500 Index. To seek to generate additional returns or hedge, the Options Sub-Adviser also buys and sells shorter-term (generally 1-3 month) put and call options on equity indices, and engages in various longer-term (12-24 month) spread option strategies.
Refer to the Additional Strategies Information section of each Fund’s prospectus for more information on the methodology of the Syntax Indices.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)

Note  2—Significant Accounting Policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Funds are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with ASC as set forth by the FASB. Each Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
In preparing the Funds’ financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.
The following is a summary of significant accounting policies followed by the Funds.
In-Kind Seeding
The seeding (capital required to fund initial creation units to commence trading) of the Syntax ETFs was provided by two different methods: cash delivered at closing and in-kind seeding. The Syntax Stratified U.S. Total Market ETF was seeded by cash only. All of the other Syntax ETFs were seeded by a combination of cash and in-kind seeding. The particulars of the in-kind seeding for each of the remaining Syntax ETFs are described below:
Syntax Stratified LargeCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 500 Series of Syntax Index Series LP on January 2, 2019, Syntax Stratified MidCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 400 Series of Syntax Index Series LP on January 16, 2020, Syntax Stratified SmallCap ETF was seeded through the exchange of ETF Shares for the securities held by affiliated funds managed by the Advisor on May 28, 2020 and the Syntax Stratified U.S. Total Market Hedged ETF was seeded through the exchange of ETF shares for the securities held by affiliated funds managed by the Advisor and private accounts on June 15, 2021 (the Transactions). The Syntax Index Series LP was managed by the Advisor.
The Transactions were structured as tax-free exchanges of shares. Accordingly, the Funds carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the respective Series prior to the Transactions. Investment companies carry substantially all their assets at fair market value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.
The Transactions were designed to more closely align subsequent reporting of realized gains or losses with actual tax-basis gains distributable to ETF shareholders. The Transactions resulted in the following:
	Initial Market Value of Securities acquired by Fund	Cost Basis	Unrealized Gain (Loss)
Syntax Stratified LargeCap ETF	$33,554,457	$35,543,619	$(1,989,162)
Syntax Stratified MidCap ETF	2,785,553	2,336,742	448,811
Syntax Stratified SmallCap ETF	11,391,517	10,089,586	1,301,931
Syntax Stratified U.S. Total Market Hedged ETF	39,364,199	20,349,370	19,014,829
Investment Valuation
The following methodologies are used to determine the market value or fair value of investments. Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value. Exchange traded options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The following table summarizes the value of each Fund’s investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$97,493,295	$—	$—	$97,493,295
Total	$97,493,295	$—	$—	$97,493,295
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$10,103,492	$—	$—	$10,103,492
Total	$10,103,492	$—	$—	$10,103,492
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$22,949,019	$—	$—	$22,949,019
Total	$22,949,019	$—	$—	$22,949,019
Syntax Stratified U.S. Total Market ETF
INVESTMENTS:
Exchange-Traded Funds	$16,039,292	$—	$—	$16,039,292
Total	$16,039,292	$—	$—	$16,039,292

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified U.S. Total Market Hedged ETF
INVESTMENTS:
Exchange-Traded Funds	$39,833,752	$—	$—	$39,833,752
Purchased Options	$4,447,858	$—	$—	$4,447,858
Total	$44,281,610	$—	$—	$44,281,610
OTHER FINANCIAL INSTRUMENTS:
Written Options	$(385,278)	$—	$—	$(385,278)
Total	$(385,278)	$—	$—	$(385,278)
Distributions: The Funds declare and distribute dividends from net investment income to its holders of Shares ("Shareholders"), if any, annually. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Cash: Cash consists of cash held at the Funds’ custodian, State Street Bank and Trust Company.
Investment Transactions and Investment Income: Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by the Advisor. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Funds may invest in real estate investment trusts (“REITs”) if they are part of the index. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.
Organizational and Offering costs: Syntax Advisors has agreed to pay all of the Funds’ organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Funds.
Federal Income Taxes: For U.S. federal income tax purposes, each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, each Fund will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Shareholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Funds (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Funds distributes substantially all of its ordinary income and capital gains during each calendar year, the Funds will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, losses deferred due to wash sales, corporate actions, distributions in excess of current earnings and capital loss carryover. In addition, Syntax Stratified LargeCap ETF claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
Each Fund has reviewed its tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. Generally, the Funds' tax returns for the prior three fiscal years remain subject to examinations by the Funds’ major tax jurisdictions, which include the United States of America, and the State of New York. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the period ended June 30, 2021.
No income tax returns are currently under examination. The Advisor has analyzed the relevant tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
At June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investment based on cost, including open derivative contracts, for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$80,711,913	$16,916,576	$(135,194)	$16,781,382
Syntax Stratified MidCap ETF	8,458,155	1,701,650	(56,313)	1,645,337
Syntax Stratified SmallCap ETF	17,343,275	5,898,762	(293,018)	5,605,744
Syntax Stratified U.S. Total Market ETF	14,994,442	1,044,850	—	1,044,850
Syntax Stratified U.S. Total Market Hedged ETF	43,128,685	1,435,697	(321,562)	1,114,135
Note  3—Derivative Financial Instruments
Syntax Stratified U.S. Total Market Hedged ETF invests in purchased and written options as part of its hedging strategy.
Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)

Note  3—Derivative Financial Instruments–(continued)
Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
The following is a summary of the location and the Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.
Asset Derivatives
Location	Equity Contracts	Total
Purchased options:
Investments in securities of unaffiliated issuers	$4,447,858	$4,447,858
Total	$4,447,858	$4,447,858

Liability Derivatives
Location	Equity Contracts	Total
Written options:
Written options, at value	$(385,278)	$(385,278)
Total	$(385,278)	$(385,278)
The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of June 30, 2021.
Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options(a)	$(171,769)	$(171,769)
Written options	$(38,790)	$(38,790)
Total	$(210,559)	$(210,559)

(a)	Included in Net change in unrealized appreciation/depreciation on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the periods ended June 30, 2021.
Options:
Average value of option contracts purchased	$4,447,858

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)

Note  3—Derivative Financial Instruments–(continued)
Options:
Average value of option contracts written	(385,278)
Note  4—Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the periods ended June 30, 2021, were as follows:
	Purchases	Sales
Syntax Stratified LargeCap ETF	$9,462,660	$9,015,291
Syntax Stratified MidCap ETF	1,654,576	1,632,002
Syntax Stratified SmallCap ETF	4,461,964	4,374,133
Syntax Stratified U.S. Total Market ETF	21,082,891	94,358
Syntax Stratified U.S. Total Market Hedged ETF	63,157,778	32,912,548
For the periods ended June 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains (losses) in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains (Losses)
Syntax Stratified LargeCap ETF	$47,247,311	$1,653,501	$691,654
Syntax Stratified MidCap ETF	5,804,414	—	—
Syntax Stratified SmallCap ETF	5,253,354	3,824,991	1,661,785
Syntax Stratified U.S. Total Market ETF	—	6,403,732	405,672
Syntax Stratified U.S. Total Market Hedged ETF	57,868,744	41,686,946	17,581,025
Note  5—Capital Share Transactions
Each Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker dealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Underlying Index.
Note  6—Fund Fees and Expenses
Investment Management Fees: Each Fund pays the Advisor monthly, in arrears, a unitary management fee based on a percentage of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. The management fee rate for each fund is as follows:
Annual Rate
Syntax Stratified LargeCap ETF	0.45%
Syntax Stratified MidCap ETF	0.45%
Syntax Stratified SmallCap ETF	0.45%
Syntax Stratified U.S. Total Market ETF	0.75%
Syntax Stratified U.S. Total Market Hedged ETF	1.00%
Syntax Stratified U.S. Total Market ETF and Syntax Stratified U.S. Total Market Hedged ETF may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect each Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. The Advisor to the Funds has contractually agreed to

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)

Note  6—Fund Fees and Expenses–(continued)
reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust or, for Syntax Stratified U.S. Total Market Hedged ETF, funds advised or sub-advised by Vantage Consulting Group Inc., the equity sub-adviser, or Swan Global Investments, LLC, the options sub-adviser, through May 1, 2022.
The Advisor provides investment advisory, supervisory and administration services under an investment management agreement. The Advisor has agreed to waive its fees and/or absorb expenses of the Funds to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) ("Excluded Expenses") do not exceed the following expense limitations shown below.
In addition, the Adviser has agreed to waive its fees and/or absorb Excluded Expenses of each fund to ensure that Total Annual Operating Expenses do not exceed the following expense limitation:
Expense Limit
Syntax Stratified LargeCap ETF	0.30%
Syntax Stratified MidCap ETF	0.35%(a)
Syntax Stratified SmallCap ETF	0.40%(a)
Syntax Stratified U.S. Total Market ETF	0.35%
Syntax Stratified U.S. Total Market Hedged ETF	0.65%

(a)	Prior to May 1, 2021, the expense limitation was 0.30%.
These arrangements cannot be terminated prior to one year from the effective date of the prospectus without the approval of the Board of Trustees. In connection with this arrangement, the Advisor has waived and reimbursed the following amounts in expenses for the periods ended June 30, 2021 as noted below.
Expenses Waived and Reimbursed
Syntax Stratified LargeCap ETF	$43,553
Syntax Stratified MidCap ETF	3,926
Syntax Stratified SmallCap ETF	11,425
Syntax Stratified U.S. Total Market ETF	43,007
Syntax Stratified U.S. Total Market Hedged ETF	10,474

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)

Note  6—Fund Fees and Expenses–(continued)
Subject to approval by the Funds’ Board of Trustees, any waiver and/or reimbursement under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. At June 30, 2021, the waivers and reimbursements subject to repayment is as follows:
	2022	2023	2024
Syntax Stratified LargeCap ETF	$262,321	$47,244	$43,553
Syntax Stratified MidCap ETF	—	3,931	3,926
Syntax Stratified SmallCap ETF	—	11,425	11,425
Syntax Stratified U.S. Total Market ETF	—	—	43,007
Syntax Stratified U.S. Total Market Hedged ETF	—	—	10,474
Distributor, Distribution and Service Fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than Creation Units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund shares.
Each Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operations. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.
Vantage Consulting Group, Inc. (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to the Funds and performs the day to day management of the Funds and places orders for the purchase and sale of securities (equity portfolio only in the case of Syntax Stratified U.S. Total Market Hedged ETF) for the Funds. For its services to the Funds, the Sub-Adviser is compensated by Syntax Advisors.
Swan Global Investments, LLC serves as the options sub-adviser to the Syntax Stratified U.S. Total Market Hedged ETF and performs the day to day management of the Fund’s option strategies and places orders for the purchase and sale of options for the Fund. For its services to the Syntax Stratified U.S. Total Market Hedged ETF, the Options Sub-Adviser is compensated by the Advisor.
Note  7—Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience and knowledge of management, the Funds expect the risk of loss to be remote.
Note  8—Related Party Transactions
There are no related party transactions during the period except as previously disclosed.
Note  9—Risks
As with all investments, there are certain risks of investing in each Fund. Fund Shares will change in value, and you could lose money by investing in the Funds.
Market Risk: Overall securities market risks will affect the value of individual instruments in which the Funds invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies,

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)

Note  9—Risks–(continued)
economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.
Market Disruption Risk: Recently, the onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Advisor cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in each Fund’s portfolio or the potential for success of each Fund. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on each Fund and its investments and could impact each Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to each Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.
Strategy Risk: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.
Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.
Small-And Mid-Capitalization Securities Risk: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.
Passive Strategy/Index Risk: Each Fund may invest in Syntax Underlying Funds or securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Syntax Underlying Funds or securities are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)

Note  9—Risks–(continued)
cause the Syntax Underlying Fund's or securities’ return to be lower than if the Fund employed an active strategy. There is no guarantee that the Syntax Underlying Fund’s or securities’ investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.
Market Trading Risk: Each Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of each Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.
Options Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Syntax Stratified U.S. Total Market Hedged ETF’s sector-based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.
Options Based Risk: Syntax Stratified U.S. Total Market Hedged ETF’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underling Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create options basis risk.
Derivatives Risk: Syntax Stratified U.S. Total Market Hedged ETF invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund or the Syntax Underlying Funds may change quickly and without warning and you may lose money.
Please see the Funds' prospectus for a complete discussion of these and other risks.
Note  10—Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Syntax ETF Trust
Other Information
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Funds had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified LargeCap ETF	0.30%	$1,182.80	$1.62	$1,023.30	$1.51

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified MidCap ETF	0.33%	$1,184.40	$1.79	$1,023.20	$1.66

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax ETF Trust
Other Information  (continued)
June 30, 2021 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified SmallCap ETF	0.34%	$1,255.50	$1.90	$1,023.10	$1.71

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified U.S. Total Market ETF	0.05%	$1,069.80	$0.15	$1,024.50	$0.25

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 104 and 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified U.S. Total Market Hedged ETF	0.51%	$992.00	$0.21	$1,022.30	$2.56

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 15 and 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax ETF Trust
Other Information  (continued)
June 30, 2021 (Unaudited)

Liquidity Risk Management Program
Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Funds’ Board of Trustees has designated the investment adviser to serve as the administrator of the Program and the related procedures. As part of the Program, the administrator reviews each Fund’s investment strategy and the liquidity of its investments, short-term and long-term cash flow projections, and the relationship between the Fund’s portfolio liquidity and its arbitrage mechanism and its efficiency including the prices and spreads at which a Fund’s shares trade. Under the Program, the administrator assesses, manages, and periodically reviews each Funds’ liquidity risk, and is responsible for making certain reports to the Funds’ Board of Trustees and the Securities and Exchange Commission (SEC) regarding the liquidity of each Funds’ investments, and to notify the Board of Trustees and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Funds’ portfolio investments is based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Funds’ Board of Trustees, the administrator provided a written report to the Funds’ Board of Trustees pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period June 1, 2020 through May 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor each Funds’ liquidity risk.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Funds’ prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Syntax ETF Trust
Other Information  (continued)
June 30, 2021 (Unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements
At meetings held in February 2020 and February 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals under the same terms and conditions of the original Investment Advisory Agreement and each of the Sub-Advisory Agreements (collectively, the “Agreements”) between the Trust and Syntax Advisors, LLC (the “Advisor” or “Syntax”) and Vantage Consulting Group Inc. (the “Sub-Adviser”) and Swan Global Investments Inc. (the “Options Sub-Adviser”, and together with the “Sub-Adviser”, the “Sub-Advisers”) with respect to new Series of the Trust: the Syntax Stratified U.S. Total Market ETF and the Syntax Stratified U.S. Total Market Hedged ETF, as well as renewals for the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, and the Syntax Stratified SmallCap ETF(collectively, the “Syntax ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested and received such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Advisor and the Sub-Advisers, as applicable, with respect to the Syntax ETFs under the Agreements, (ii) investment performance of the Syntax ETFs, (iii) profits realized by the Advisor and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Advisor, and (vi) extent to which economies of scale would be shared as the Syntax ETFs grow.
Nature, Extent and Quality of the Services to be Provided. The Trustees considered the nature, extent and quality of the services expected to be provided by the Advisor and Sub-Advisers. In particular, the Trustees considered the proposed investment strategies and approach for the various Syntax ETFs; the experience, capability and integrity of Syntax’s senior management; the financial resources of Syntax; Syntax’s management oversight process; the continuous and regular portfolio management services to be provided by the Sub-Advisers; the experience of the Sub-Advisers with the proposed investment strategies; and the professional qualifications and experience of each Sub-Adviser’s portfolio management team. The Trustees also considered the advisory and other services to be provided by Syntax.
Based on these and other considerations, the Trustees determined that Syntax and each of the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the proposed investment programs for the applicable Syntax ETFs.
Investment Performance. The Trustees considered the Sub-Advisers’ past performance, investment advisory experience, capabilities and resources. The Trustees recognized that not all Syntax ETF strategies are yet in existence and therefore had no historical performance as ETFs for the Trustees to review. However, the Trustees considered the performance history of Syntax Stratified LargeCap ETF, Syntax Stratified MidCap, and the Syntax Stratified SmallCap, and they considered Syntax’s representation of simulated back-tested performance for strategy performance. On the basis of this information and the Trustees’ assessment of the nature, extent and quality of the services to be provided by Syntax and the Sub-Advisers, the Trustees concluded that the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Syntax ETFs’ proposed investment objectives, policies and strategies.
Advisory and Sub-Advisory Fees and Total Expense Ratio. The Trustees considered the proposed unitary fee and anticipated total expense ratios of the Syntax ETFs, including information comparing the advisory fees and total expense ratios of the Syntax ETFs to the investment advisory fees and total expense ratios of comparable investment companies in their respective peer universes. The Trustees also considered the applicable fees to be charged by each of the Sub-Advisers for their respective sub-advisory services. The Trustees further noted that Syntax proposed to enter into an expense limitation arrangement with the Syntax ETFs, which could result in Syntax waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Trustees determined that the advisory and sub-advisory fees to be received by Syntax and the Sub-Advisers under the Agreements are reasonable in light of the services to be provided.

Syntax ETF Trust
Other Information  (continued)
June 30, 2021 (Unaudited)

Cost of Services to be Provided and Profitability. The Trustees noted that certain of the Syntax ETFs were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Trustees considered comparable information for the operational Syntax ETFs and the nature of the unitary fee structure under which the Advisor pays most other service provider fees out of its management fee for the Syntax ETFs. They reviewed projected profitability information provided by Syntax regarding its costs of procuring advisory services as well as the costs of providing administration, transfer agency and other services to the Syntax ETFs. Based on this information, the Trustees determined that the profitability of Syntax and its affiliates from their relationships with the Syntax ETFs was not anticipated to be excessive.
Economies of Scale. In evaluating the extent to which the proposed fees payable under the Agreements reflected economies of scale or would permit economies of scale to be realized in the future, the Trustees noted that they would have the opportunity to periodically reexamine the appropriateness of the advisory fees payable by the Syntax ETFs to Syntax, and the sub-advisory fees payable by Syntax to the Sub-Advisers, in light of any economies of scale experienced in the future.
Fall-Out Benefits. The Trustees considered any other benefits expected to be derived by Syntax, its affiliates, and/or the Sub-Advisers from their relationships with the Syntax ETFs. No such benefits were expected. The Trustees noted that they would have the opportunity in the future to review the benefits over time.
Other Considerations. The Trustees considered the investment objectives of the Syntax ETFs and noted the addition of the Syntax Stratified U.S. Total Market ETF and the Syntax Stratified U.S. Total Market Hedged ETF as enhancements to Syntax’s ETF product offerings. The Trustees noted that Syntax has made a commitment to the recruitment and retention of quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Syntax ETFs in a professional manner that is consistent with the best interests of the Syntax ETFs and their shareholders. In this regard, the Trustees favorably considered Syntax’s procedures and policies to enforce compliance and oversee the portfolio management activities of the Sub-Advisers.
Conclusion. After consideration of the factors described above, none of which was dispositive in and of itself and may have been weighed differently by each Trustee, as well as other secondary factors, the Trustees, including all of the Independent Trustees, concluded that the approval of the Agreements would be in the best interests of the Syntax ETFs and their respective shareholders and unanimously approved the Agreements.

Syntax ETF Trust
Other Information  (continued)
June 30, 2021 (Unaudited)

Changes of Independent Registered Public Accounting Firm
Ernst & Young LLP (“EY”) served as the independent registered public accounting firm of the Syntax ETF Trust (the “Trust”) for the fiscal years ended December 31, 2019 and December 31, 2020. EY’s reports on the financial statements for the fiscal years ended December 31, 2019 and 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During such fiscal year-ends and through June 14, 2021, the date of dismissal, (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Trust’s financial statements for such period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
On May 13, 2021, the Audit Committee and the Trust’s Board of Directors approved the engagement of Cohen & Co Ltd. (“Cohen”), to serve as the independent registered public accounting firm for the Trust’s fiscal year ending December 31, 2021, and thereby approved the dismissal of EY effective upon completion of its December 31, 2020 audit and issuance of its report thereon. During the Trust’s fiscal years ended December 31, 2019 and December 31, 2020 and through May 13, 2021, neither the Trust, nor anyone on its behalf, consulted with Cohen on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
The Trust provided EY with a copy of the disclosures proposed to be made in this N-CSRS and requested that EY furnish the Trust with a letter addressed to the Commission stating whether it agrees with the statements made by the Trust in response to Item 304(a) of Regulation S-K, and, if not, stating the respects in which it does not agree. The EY letter is attached hereto as an exhibit.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.syntaxadvisors.com.
Proxy Voting Policies and Procedures and Records
A description of the Funds' proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request by calling 1-866-972-4492 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.syntaxadvisors.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-866-972-4492 (toll free) and on the Funds’ website at www.syntaxadvisors.com.
Other information regarding the Funds is available on the Funds’ website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Syntax ETF Trust
(Unaudited)

Fund Advisor
Syntax Advisors, LLC
One Liberty Plaza 46th FI.
New York, NY 10006
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave.
Cleveland, OH 44115

Item 2:	Code of Ethics.

Not applicable for semi-annual reports

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)

under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13:	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent registered public accounting firm, are attached.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Syntax ETF Trust
(Registrant)

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	September 2, 2021

By:	/s/ David Jaffin
David Jaffin
Treasurer
(Principal Financial Officer)
Date:	September 2, 2021

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii) 13(a)(4)	Section 302 N-CSR Certification of Principal Financial Officer Change in the registrant’s independent registered public accounting firm
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer